UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05617

(Investment Company Act file number)

SCM Trust

(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

SCM Trust

1125 17th St, Suite 2250

Denver, CO 80202

 (Name and address of agent for service)

(800) 955-9988

(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - June 30, 2024

Item 1. Reports to Stockholders.

(a)

Shelton Emerging Markets Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Shelton Emerging Markets Fund Institutional Class Shares ticker: EMSQX

This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Institutional Class	$78	1.56%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Technology
29.7%
Financial
22.6%
Consumer, Cyclical
13.7%
Consumer, Non-cyclical
12.5%
Communications
6.7%
Energy
3.9%
Basic Materials
3.9%
Industrial
3.8%
Diversified
1.8%
Utilities
1.0%
Government
0.4%

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.0%
Samsung Electronics Co Ltd	5.4%
Tencent Holdings Ltd	4.9%
Dr Reddy's Laboratories Ltd	4.4%
HDFC Bank Ltd	4.3%
ICICI Bank Ltd	4.0%
Wipro Ltd	3.7%
Korean Air Lines Co Ltd	2.7%
FirstRand Ltd	2.5%
Regional SAB de CV	2.3%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$26,886,484
Number of Holdings	62
Portfolio Turnover Rate	45%

Shelton Emerging Markets Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Shelton Emerging Markets Fund Investor Class Shares ticker: EMSLX

This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Investor Class	$90	1.80%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.0%
Samsung Electronics Co Ltd	5.4%
Tencent Holdings Ltd	4.9%
Dr Reddy's Laboratories Ltd	4.4%
HDFC Bank Ltd	4.3%
ICICI Bank Ltd	4.0%
Wipro Ltd	3.7%
Korean Air Lines Co Ltd	2.7%
FirstRand Ltd	2.5%
Regional SAB de CV	2.3%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$26,886,484
Number of Holdings	62
Portfolio Turnover Rate	45%

Shelton International Select Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Shelton International Select Equity Fund Institutional Class Shares ticker: SISEX

This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Institutional Class	$49	0.98%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Consumer, Non-cyclical
23.1%
Financial
22.4%
Consumer, Cyclical
18.6%
Industrial
12.7%
Technology
8.3%
Government
4.3%
Energy
3.6%
Communications
3.3%
Basic Materials
2.2%
Utilities
1.5%

Top Ten Holdings
United States Treasury Bill	4.3%
Roche Holding AG	4.0%
Eni SpA	3.6%
Amundi SA	3.6%
George Weston Ltd	3.5%
BNP Paribas SA	3.2%
Amada Co Ltd	2.9%
Lifco AB	2.9%
Henkel AG & Co KGaA	2.7%
HDFC Bank Ltd	2.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$46,635,093
Number of Holdings	64
Portfolio Turnover Rate	30%

Shelton International Select Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Shelton International Select Equity Fund Investor Class Shares ticker: SISLX

This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Investor Class	$62	1.23%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill	4.3%
Roche Holding AG	4.0%
Eni SpA	3.6%
Amundi SA	3.6%
George Weston Ltd	3.5%
BNP Paribas SA	3.2%
Amada Co Ltd	2.9%
Lifco AB	2.9%
Henkel AG & Co KGaA	2.7%
HDFC Bank Ltd	2.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$46,635,093
Number of Holdings	64
Portfolio Turnover Rate	30%

Shelton Tactical Credit Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Shelton Tactical Credit Fund Investor Class Shares ticker: DEBTX

This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Investor Class	$62	1.23%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Consumer, Cyclical
31.7%
Consumer, Non-cyclical
24.0%
Financial
18.4%
Government
9.9%
Energy
7.0%
Communications
6.3%
Technology
1.4%
Industrial
1.3%

Top Ten Holdings
United States Treasury Bill	9.8%
Talos Production Inc	4.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.4%
Roche Holdings Inc	4.0%
Air Canada 2020-1 Class C Pass Through Trust	3.9%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.6%
Cinemark USA Inc	3.6%
Kraft Heinz Foods Co	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$35,404,373
Number of Holdings	45
Portfolio Turnover Rate	61%

Shelton Tactical Credit Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Shelton Tactical Credit Fund Institutional Class Shares ticker: DEBIX

This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Institutional Class	$49	0.98%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
United States Treasury Bill	9.8%
Talos Production Inc	4.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.4%
Roche Holdings Inc	4.0%
Air Canada 2020-1 Class C Pass Through Trust	3.9%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.6%
Cinemark USA Inc	3.6%
Kraft Heinz Foods Co	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit www.sheltoncap.com/literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$35,404,373
Number of Holdings	45
Portfolio Turnover Rate	61%

ICON Consumer Select Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Consumer Select Fund Institutional Class Shares ticker: ICFSX

This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Institutional Class	$ 65	1.30%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Financial
48.0%
Consumer, Cyclical
33.1%
Communications
10.3%
Consumer, Non-cyclical
7.4%
Funds
1.2%

Top Ten Holdings
LPL Financial Holdings Inc	8.3%
Skechers USA Inc	7.5%
Marsh & McLennan Cos Inc	5.5%
Mastercard Inc	5.2%
Deckers Outdoor Corp	4.9%
Arch Capital Group Ltd	4.7%
Visa Inc	4.7%
Gentex Corp	4.5%
eBay Inc	4.4%
Assurant Inc	3.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$43,735,854
Number of Holdings	27
Portfolio Turnover Rate	2%

ICON Consumer Select Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Consumer Select Fund Investor Class Shares ticker: ICFAX

This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Investor Class	$ 78	1.56%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
LPL Financial Holdings Inc	8.3%
Skechers USA Inc	7.5%
Marsh & McLennan Cos Inc	5.5%
Mastercard Inc	5.2%
Deckers Outdoor Corp	4.9%
Arch Capital Group Ltd	4.7%
Visa Inc	4.7%
Gentex Corp	4.5%
eBay Inc	4.4%
Assurant Inc	3.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$43,735,854
Number of Holdings	27
Portfolio Turnover Rate	2%

ICON Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Equity Fund Institutional Class Shares ticker: IOLZX

This semi-annual shareholder report contains important information about ICON Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Institutional Class	$ 53	1.06%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Industrial
28.0%
Financial
28.0%
Consumer, Non-cyclical
16.2%
Consumer, Cyclical
9.9%
Communications
8.9%
Energy
5.3%
Technology
2.6%
Basic Materials
0.9%
Funds
0.2%

Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Mastercard Inc	7.6%
Alamo Group Inc	6.9%
Performance Food Group Co	5.4%
Chart Industries Inc	5.3%
Trinity Industries Inc	5.3%
Baker Hughes Co	5.3%
Armstrong World Industries Inc	5.0%
Extreme Networks Inc	3.9%
Global Payments Inc	3.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$48,723,245
Number of Holdings	28
Portfolio Turnover Rate	10%

ICON Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Equity Fund Investor Class Shares ticker: ISTAX

This semi-annual shareholder report contains important information about ICON Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Investor Class	$ 65	1.30%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Mastercard Inc	7.6%
Alamo Group Inc	6.9%
Performance Food Group Co	5.4%
Chart Industries Inc	5.3%
Trinity Industries Inc	5.3%
Baker Hughes Co	5.3%
Armstrong World Industries Inc	5.0%
Extreme Networks Inc	3.9%
Global Payments Inc	3.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$48,723,245
Number of Holdings	28
Portfolio Turnover Rate	10%

ICON Equity Income Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Equity Income Fund Institutional Class Shares ticker: IOEZX

This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Institutional Class	$ 53	1.06%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Financial
29.4%
Consumer, Non-cyclical
25.1%
Consumer, Cyclical
14.0%
Industrial
8.3%
Utilities
7.9%
Communications
6.0%
Funds
5.7%
Government
2.2%
Energy
1.4%

Top Ten Holdings
Vector Group Ltd	5.7%
Amgen Inc	5.5%
ING Groep NV	5.4%
Ingredion Inc	4.8%
DTE Energy Co	4.6%
Lockheed Martin Corp	4.5%
GSK PLC	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	3.4%
Evergy Inc	3.3%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$45,415,013
Number of Holdings	54
Portfolio Turnover Rate	25%

ICON Equity Income Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Equity Income Fund Investor Class Shares ticker: IEQAX

This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Investor Class	$ 65	1.30%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
Vector Group Ltd	5.7%
Amgen Inc	5.5%
ING Groep NV	5.4%
Ingredion Inc	4.8%
DTE Energy Co	4.6%
Lockheed Martin Corp	4.5%
GSK PLC	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	3.4%
Evergy Inc	3.3%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$45,415,013
Number of Holdings	54
Portfolio Turnover Rate	25%

ICON Flexible Bond Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Flexible Bond Fund Institutional Class Shares ticker: IOBZX

This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Institutional Class	$ 38	0.75%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Financial 43.5%
Consumer, Cyclical 23.0%
Energy 9.4%
Industrial 4.6%
Consumer, Non-cyclical 4.4%
Utilities 4.0%
Communications 3.5%
Government 2.4%
Technology 1.9%
Funds 1.9%
Asset Backed Securities 0.9%
Basic Materials 0.5%

Top Ten Holdings
Argo Group US Inc	3.6%
American Airlines 2013-1 Class A Pass Through Trust	2.9%
Equity Commonwealth	2.9%
NGL Energy Partners LP	2.9%
American Airlines 2019-1 Class B Pass Through Trust	2.7%
Farm Credit Bank of Texas	2.4%
United Airlines 2016-1 Class A Pass Through Trust	2.4%
BlackRock ESG Capital Allocation Term Trust	2.3%
Fifth Third Bancorp	2.2%
JPMorgan Chase & Co	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$306,791,263
Number of Holdings	114
Portfolio Turnover Rate	98%

ICON Flexible Bond Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Flexible Bond Fund Investor Class Shares ticker: IOBAX

This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Investor Class	$ 50	1.00%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
Argo Group US Inc	3.6%
American Airlines 2013-1 Class A Pass Through Trust	2.9%
Equity Commonwealth	2.9%
NGL Energy Partners LP	2.9%
American Airlines 2019-1 Class B Pass Through Trust	2.7%
Farm Credit Bank of Texas	2.4%
United Airlines 2016-1 Class A Pass Through Trust	2.4%
BlackRock ESG Capital Allocation Term Trust	2.3%
Fifth Third Bancorp	2.2%
JPMorgan Chase & Co	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$306,791,263
Number of Holdings	114
Portfolio Turnover Rate	98%

ICON Health and Information Technology Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Health and Information Technology Fund Institutional Class Shares ticker: ICTEX

This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Institutional Class	$ 65	1.30%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Consumer, Non-cyclical
43.5%
Technology
23.3%
Communications
22.8%
Industrial
10.2%
Funds
0.2%

Top Ten Holdings
Arista Networks Inc	7.0%
Taiwan Semiconductor Manufacturing Co Ltd	6.8%
TD SYNNEX Corp	6.2%
Elevance Health Inc	6.0%
UnitedHealth Group Inc	5.4%
Meta Platforms Inc	5.3%
Alphabet Inc	4.7%
Molina Healthcare Inc	4.5%
Autodesk Inc	4.1%
LiveRamp Holdings Inc	4.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$87,707,368
Number of Holdings	27
Portfolio Turnover Rate	1%

ICON Health and Information Technology Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Health and Information Technology Fund Investor Class Shares ticker: ICTTX

This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Investor Class	$ 77	1.54%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
Arista Networks Inc	7.0%
Taiwan Semiconductor Manufacturing Co Ltd	6.8%
TD SYNNEX Corp	6.2%
Elevance Health Inc	6.0%
UnitedHealth Group Inc	5.4%
Meta Platforms Inc	5.3%
Alphabet Inc	4.7%
Molina Healthcare Inc	4.5%
Autodesk Inc	4.1%
LiveRamp Holdings Inc	4.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$87,707,368
Number of Holdings	27
Portfolio Turnover Rate	1%

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Natural Resources and Infrastructure Fund Institutional Class Shares ticker: ICBMX

This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Institutional Class	$ 67	1.34%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Industrial
38.4%
Energy
35.0%
Basic Materials
10.0%
Consumer, Cyclical
9.4%
Utilities
5.0%
Funds
2.2%

Top Ten Holdings
Blue Bird Corp	5.3%
AAR Corp	4.8%
Golar LNG Ltd	4.0%
Enterprise Products Partners LP	4.0%
Equitrans Midstream Corp	3.7%
Patterson-UTI Energy Inc	3.4%
Granite Construction Inc	3.3%
Woodward Inc	3.3%
Carpenter Technology Corp	3.1%
ZTO Express Cayman Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$121,852,189
Number of Holdings	43
Portfolio Turnover Rate	31%

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Natural Resources and Infrastructure Fund Investor Class Shares ticker: ICBAX

This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Investor Class	$ 79	1.58%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
Blue Bird Corp	5.3%
AAR Corp	4.8%
Golar LNG Ltd	4.0%
Enterprise Products Partners LP	4.0%
Equitrans Midstream Corp	3.7%
Patterson-UTI Energy Inc	3.4%
Granite Construction Inc	3.3%
Woodward Inc	3.3%
Carpenter Technology Corp	3.1%
ZTO Express Cayman Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$121,852,189
Number of Holdings	43
Portfolio Turnover Rate	31%

ICON Utilities and Income Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Utilities and Income Fund Institutional Class Shares ticker: ICTUX

This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Institutional Class	$ 79	1.58%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
Atmos Energy Corp	6.7%
National Fuel Gas Co	6.7%
NextEra Energy Inc	6.6%
NiSource Inc	6.5%
ALLETE Inc	6.2%
American Electric Power Co Inc	6.2%
Avangrid Inc	5.5%
Ameren Corp	5.2%
Eversource Energy	4.9%
Dominion Energy Inc	4.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$20,756,001
Number of Holdings	22
Portfolio Turnover Rate	17%

ICON Utilities and Income Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 ICON Utilities and Income Fund Investor Class Shares ticker: ICTVX

This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Investor Class	$ 90	1.80%

What did the Fund invest in?

(% of Investments as of June 30, 2024)

Sector Breakdown

Top Ten Holdings
Atmos Energy Corp	6.7%
National Fuel Gas Co	6.7%
NextEra Energy Inc	6.6%
NiSource Inc	6.5%
ALLETE Inc	6.2%
American Electric Power Co Inc	6.2%
Avangrid Inc	5.5%
Ameren Corp	5.2%
Eversource Energy	4.9%
Dominion Energy Inc	4.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets	$20,756,001
Number of Holdings	22
Portfolio Turnover Rate	17%

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL REPORT

June 30, 2024

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

1

Table of Contents	June 30, 2024

2

See accompanying notes to financial statements.

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/24

Security Description	Shares	Value
Common Stock (99.32%)

Brazil (4.58%)
Banco do Brasil SA	67,200	$320,109
CCR SA	166,000	344,744
Cosan SA	63,700	154,282
Klabin SA	40,700	156,018
Multiplan Empreendimentos Imobiliarios SA	63,000	255,250
Total Brazil		1,230,403

China (21.37%)
Alibaba Group Holding Ltd	24,100	217,575
ANTA Sports Products Ltd	47,700	458,124
Fuyao Glass Industry Group Co Ltd (144A)	74,000	429,747
GF Securities Co Ltd	144,600	119,805
Greentown Management Holdings Co Ltd (144A)	446,000	309,555
Haier Smart Home Co Ltd	94,100	314,509
Kingsoft Corp Ltd	130,000	375,399
Kuaishou Technology* (144A)	43,000	254,123
MINISO Group Holding Ltd	6,000	114,420
NetEase Inc	10,000	190,933
Shandong Gold Mining Co Ltd (144A)	244,000	485,562
Tencent Holdings Ltd	27,600	1,316,201
Tsingtao Brewery Co Ltd	71,900	479,700
Zhuzhou CRRC Times Electric Co Ltd	107,000	422,025
Zijin Mining Group Co Ltd	123,748	261,155
Total China		5,748,833

Hong Kong (3.96%)
Bosideng International Holdings Ltd	844,000	526,350
Shenzhen International Holdings Ltd	675,500	538,911
Total Hong Kong		1,065,261

Hungary (1.26%)
Richter Gedeon Nyrt	13,000	337,699

India (16.30%)
Dr Reddy’s Laboratories Ltd	15,600	1,188,564
HDFC Bank Ltd#	17,795	1,144,752
ICICI Bank Ltd	37,123	1,069,514
Wipro Ltd#	160,700	980,270
Total India		4,383,100

Indonesia (2.69%)
Bank Rakyat Indonesia Persero Tbk PT	782,175	219,860
Harum Energy Tbk PT*	3,002,400	209,150
Indah Kiat Pulp & Paper Tbk PT	540,000	293,675
Total Indonesia		722,685

Mexico (4.38%)
Alfa SAB de CV	573,000	333,862
Kimberly-Clark de Mexico SAB de CV	135,914	234,379
Regional SAB de CV	81,300	608,612
Total Mexico		1,176,853

See accompanying notes to financial statements.

3

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Continued) 6/30/24

Security Description	Shares	Value
Philippines (3.57%)
Aboitiz Equity Ventures Inc	218,600	$145,160
GT Capital Holdings Inc	21,200	224,953
Manila Electric Co	42,000	263,083
Robinsons Land Corp	606,800	154,738
SM Prime Holdings Inc	355,200	172,038
Total Philippines		959,972

Poland (0.93%)
Powszechna Kasa Oszczednosci Bank Polski SA	16,000	250,111

South Africa (2.53%)
FirstRand Ltd	160,884	679,966

South Korea (15.29%)
Doosan Enerbility Co Ltd*	8,900	129,689
Hankook Tire & Technology Co Ltd	6,000	196,610
Hanmi Pharm Co Ltd	1,120	219,635
Kia Corp	5,994	561,864
Korean Air Lines Co Ltd	43,100	726,468
PSK Inc	14,800	391,089
Samsung Electronics Co Ltd	24,612	1,454,187
SK Inc	3,770	432,652
Total South Korea		4,112,194

Taiwan (19.79%)
Asustek Computer Inc	17,000	260,300
Foxsemicon Integrated Technology Inc	15,000	142,280
Global Mixed Mode Technology Inc	31,000	291,185
MediaTek Inc	12,900	555,282
MPI Corp	9,000	146,661
Quanta Computer Inc	31,000	297,380
Realtek Semiconductor Corp	30,000	503,628
Taiwan Semiconductor Manufacturing Co Ltd	81,500	2,420,644
Tong Yang Industry Co Ltd	37,000	122,863
Yuanta Financial Holding Co Ltd	588,000	579,431
Total Taiwan		5,319,654

Thailand (1.89%)
Central Pattana PCL	179,000	269,277
PTT Exploration & Production PCL	58,000	240,041
Total Thailand		509,318

Turkey (0.78%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	703,600	208,787

Total Common Stock (Cost $23,311,238)		26,704,836

Collateral Received for Securities on Loan (3.70%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.53% (Cost $994,331)	994,331	994,331

United States Treasury Bills (0.37%)
United States Treasury Bill (Cost $99,521)	100,000	99,550

Total Investments (Cost $24,405,090) (103.39%)		27,798,717
Liabilities in Excess of Other Assets (-3.39%)		(912,233)
Net Assets (100.00%)		26,886,484

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2024, these securities had a total aggregate market value of $1,478,987, which represented approximately 5.50% of net assets.

*Non-income producing security.

#Loaned security; a portion of this security is on loan at June 30, 2024 in the amount of $970,467.

4

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/24

Security Description	Shares	Value
Common Stock (93.14%)

Australia (1.74%)
Challenger Ltd	102,900	$481,143
The Lottery Corp Ltd	97,900	331,079
Total Australia		812,222

Belgium (2.00%)
D’ieteren Group	4,400	933,733

Britain (6.38%)
Associated British Foods PLC	38,423	1,201,646
Halma PLC	17,000	581,516
Legal & General Group PLC	82,599	237,020
St James’s Place PLC	97,600	674,256
The Weir Group PLC	11,219	281,372
Total Britain		2,975,810

Canada (6.28%)
Barrick Gold Corp	21,300	355,257
Brookfield Corp	6,000	249,240
George Weston Ltd	11,140	1,602,269
RioCan Real Estate Investment Trust	58,600	719,967
Total Canada		2,926,733

China (6.65%)
ANTA Sports Products Ltd	23,600	226,661
Fuyao Glass Industry Group Co Ltd# (144A)	146,000	847,878
Genscript Biotech Corp*	168,000	178,993
Kingsoft Corp Ltd	141,400	408,319
Kuaishou Technology* (144A)	48,400	286,036
Ping An Insurance Group Co of China Ltd	47,900	217,141
Tencent Holdings Ltd	13,400	639,026
WuXi XDC Cayman Inc*	136	301
Zhuzhou CRRC Times Electric Co Ltd	75,600	298,178
Total China		3,102,533

Denmark (1.80%)
Demant A/S*	19,371	838,488

France (9.65%)
Amundi SA (144A)	25,600	1,652,277
BNP Paribas SA	23,361	1,489,749
Eiffage SA	1,200	110,243
L’Oreal SA	2,340	1,027,870
LVMH Moet Hennessy Louis Vuitton SE	290	221,686
Total France		4,501,825

Germany (2.73%)
Henkel AG & Co KGaA	16,200	1,274,655

Hong Kong (4.92%)
AIA Group Ltd	135,300	918,284
Bosideng International Holdings Ltd	1,088,200	678,643
Power Assets Holdings Ltd	129,000	697,943
SITC International Holdings Co Ltd	200	543
Total Hong Kong		2,295,413

See accompanying notes to financial statements.

5

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/24

Security Description	Shares	Value
India (2.73%)
HDFC Bank Ltd#	19,788	$1,272,962
ICICI Bank Ltd	13,900	400,459
Total India		1,673,421

Israel (1.25%)
Nice Ltd*,#	3,400	584,698

Italy (4.59%)
Eni SpA	108,821	1,673,290
Intesa Sanpaolo SpA	125,300	465,899
Total Italy		2,139,189

Japan (18.01%)
Amada Co Ltd	122,300	1,350,983
Azbil Corp	10,100	281,340
Canon Inc	40,700	1,101,586
Denso Corp	55,100	855,618
MISUMI Group Inc	43,500	743,767
Mitsubishi Electric Corp	60,300	962,417
Renesas Electronics Corp	14,900	278,705
Santen Pharmaceutical Co Ltd	103,600	1,058,759
USS Co Ltd	99,400	836,335
Yokogawa Electric Corp	38,300	926,156
Total Japan		8,395,666

Netherlands (0.65%)
ASM International NV	400	305,003

Singapore (1.37%)
DBS Group Holdings Ltd	24,200	638,758

South Korea (6.56%)
Kia Corp	9,021	845,608
Korean Air Lines Co Ltd	68,400	1,152,909
Orion Corp	5,000	334,208
Samsung Electronics Co Ltd	12,300	726,740
Total South Korea		3,059,465

Spain (2.12%)
CaixaBank SA	186,968	990,019

Sweden (2.89%)
Lifco AB	49,000	1,345,582

Switzerland (5.89%)
Nestle SA	8,905	912,317
Roche Holding AG	6,600	1,833,067
Total Switzerland		2,745,384

Taiwan (2.23%)
Taiwan Semiconductor Manufacturing Co Ltd	4,889	849,757
Taiwan Semiconductor Manufacturing Co Ltd	1,100	190,894
Total Taiwan		1,040,651

Turkey (1.06%)
Turkiye Sise ve Cam Fabrikalari AS	321,927	493,877

6

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/24

Security Description	Shares	Value
United States (0.78%)
CRH PLC#	4,866	$364,853

Total Common Stock (Cost $39,088,568)		43,437,979

Preferred Stock (2.01%)
FUCHS SE	15,000	685,806
Henkel AG & Co KGaA	2,800	249,615
Total Preferred Stock		935,421

Collateral Received for Securities on Loan (1.24%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.53% (Cost $579,794)	579,794	579,794

United States Treasury Bills (4.27%)
United States Treasury Bill (Cost $1,990,399)	2,000,000	1,990,993

Total Investments (Cost $42,551,006) (100.66%)		46,944,186
Liabilities in Excess of Other Assets (-0.66%)		(309,093)
Net Assets (100.00%)		46,635,093

#Loaned security; a portion of this security is on loan at June 30, 2024 in the amount of $578,851.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2024, these securities had a total aggregate market value of $2,107,306, which represented approximately 4.54% of net assets.

*Non-income producing security.

See accompanying notes to financial statements.

7

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/24

Security Description	Shares	Value
Common Stock (1.43%)

Financial (0.07%)
CBL & ASSOC PROP ESCROW	1,526,000	$15,260
CBL & ASSOC PROP ESCROW	1,000,000	10,000
Total Financial		25,260

Consumer, Non-cyclical (1.36%)
Pyxus International Inc*	159,942	481,425

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Total Common Stock (Cost $2,107,143)		506,685

Security Description	Par Value	Value
Corporate Debt (85.19%)

Communications (6.20%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027(b) (144A)	1,250,000	1,175,880
Sirius XM Radio Inc, 3.875%, 9/1/2031 (144A)	1,250,000	1,020,178
		2,196,058
Consumer, Cyclical (31.17%)
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,250,000	1,295,188
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,250,000	1,350,000
The Bon-Ton Department Stores Inc 8.000%, 6/15/2021(c)	5,000,000	—
Cinemark USA Inc, 5.875%, 3/15/2026 (144A)	1,250,000	1,236,471
Cummins Inc, 5.150%, 2/20/2034	500,000	501,475
General Motors Financial Co Inc, 5.750%, 2/8/2031	750,000	752,546
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,250,000	1,125,935
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026(b) (144A)	1,250,000	1,190,972
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029(b) (144A)	1,000,000	973,908
Six Flags Entertainment Corp / Six Flags Theme Parks Inc, 6.625%, 5/1/2032 (144A)	1,500,000	1,523,490
WMG Acquisition Corp, 3.000%, 2/15/2031(b) (144A)	1,250,000	1,077,373
Total Consumer, Cyclical		11,027,358

Consumer, Non-cyclical (20.28%)
The GEO Group Inc, 10.250%, 4/15/2031 (144A)	750,000	784,651
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl, 5.750%, 4/1/2033	1,250,000	1,246,962
Kraft Heinz Foods Co, 4.375%, 6/1/2046(b)	1,500,000	1,224,364
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.750%, 11/14/2028 (144A)	500,000	543,228
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,350,000	1,402,788
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	723,319
United Rentals North America Inc, 6.000%, 12/15/2029(b) (144A)	1,250,000	1,255,844
Total Consumer, Non-cyclical		7,181,156

Energy (6.89%)
Talos Production Inc, 9.375%, 2/1/2031 (144A)	1,500,000	1,583,744
Transocean Inc, 8.000%, 2/1/2027 (144A)	858,000	856,584
Total Energy		2,440,328

8

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/24

Security Description	Par Value	Value
Financial (18.01%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041(b)	1,500,000	$1,177,198
American Homes 4 Rent LP, 5.500%, 2/1/2034	1,000,000	985,028
Iron Mountain Inc, 5.250%, 7/15/2030 (144A)	1,250,000	1,187,885
JPMorgan Chase & Co, 3.882%, 7/24/2038(d)	500,000	429,482
Macquarie Airfinance Holdings Ltd, 6.500%, 3/26/2031 (144A)	500,000	514,401
Sun Communities Operating LP, 5.700%, 1/15/2033	1,000,000	986,593
Visa Inc, 2.700%, 4/15/2040	1,500,000	1,097,297
Total Financial		6,377,884

Industrial (1.26%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022	548,153	—
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	500,000	446,664
Total Industrial		446,664

Technology (1.38%)
KLA Corp, 4.700%, 2/1/2034	500,000	486,829

Total Corporate Debt (Cost $30,362,001)		30,156,277

Municipal Bonds (0.09%)

Development (0.09%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)	250,000	3,375
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)	2,050,000	27,675
Total Development		31,050

General Obligation (0.00%)
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(a)	400,000	—

Total Municipal Debt (Cost $2,280,321)		31,050

United States Treasury Bills (9.59%)
United States Treasury Bill (Cost $3,394,051)	3,400,000	3,395,055

Term Loans (1.89%)
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027	294,742	294,742
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027	442,113	375,796
Total Term Loans (Cost $731,214)		670,538

See accompanying notes to financial statements.

9

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/24

Contracts	Contracts	Value
Purchased Options - Puts (0.01%)

10-Year US Treasury Note Future
Notional amount $5,375,000, premiums paid $25,625, exercise price $107.50, expires 07/26/2024	50	$3,906
10-Year US Treasury Note Futures
Notional amount $2,150,000, premiums paid $10,938, exercise price $107.50, expires 08/23/2024	20	5,313
Total Options (Cost $36,563)		9,219

Total Investments (Cost $38,885,667) (98.20%)		$34,768,824
Other Assets in Excess of Liabilities (2.14%)		635,549
Net Assets (100.00%)		$35,404,373

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2024, these securities had a total aggregate market value of $21,299,553, which represented approximately 60.16% of net assets.

*Non income security.

(a)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(b)Designated as collateral for Fund’s activity in securities sold short. As of June 30, 2024, the Fund has no open short sales.

(c)Defaulted security.

(d)Variable rate security.

Credit Default Swaps*,**,*** (-0.35%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at June 30, 2024	Notional Amount	Perioidc Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDX NA.IG.42 06/29	6/20/2029	1.00%	0.51%	1,000,000	Daily	(123,606)	(126,125)	2,519
Total Buy Protection						(123,606)	(126,125)	2,519

*For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

**For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

***For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

10

See accompanying notes to financial statements.

Statements of Assets & Liabilities (Unaudited) June 30, 2024

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Assets
Investments in securities
Cost of investments	$24,405,119	$42,551,587	$38,876,125
Cost of purchased options	—	—	36,563
Fair value of investments (Note 1)*	27,798,717	46,944,186	34,759,605
Fair value of purchased options (Note 1)	—	—	9,219
Cash	48,472	—	170,688
Cash held at broker	—	—	200,229
Interest receivable	—	—	586,632
Dividend receivable	78,627	441,392	—
Receivable from investment advisor	17,857	8,718	19,051
Receivable for fund shares sold	6,874	25,230	33,012
Prepaid expenses	15,426	10,271	135
Other receivables	63	143	—
Total assets	$27,966,035	$47,429,940	$35,778,571

Liabilities
Payables and other liabilites
Fair value of swap positions	—	—	123,606
Collateral for securities loaned	994,331	579,794	—
Due to broker	—	3,409	—
Payable for fund shares repurchased	572	82,197	157,708
Payable to investment advisor	21,840	28,410	33,738
Distributions payable	1,923	761	5,880
Accrued 12b-1 fees	286	898	541
Accrued administration fees	2,026	3,562	2,675
Accrued CCO fees	567	21,020	840
Accrued custody fees	71	4,597	319
Accrued expenses	429	10,214	11,757
Accrued fund accounting fees	17,497	17,140	17,645
Accrued printing fees	75	71	2,960
Accrued registration fees	5,087	9,453	958
Accrued transfer agent fees	27,519	33,144	14,224
Accrued trustee fees	915	178	1,347
Misc. fees and expense	6,413	—	—
Total liabilities	1,079,551	794,847	374,198

Net assets	$26,886,484	$46,635,093	$35,404,373

Net assets at June 30, 2024 consist of
Paid-in capital	23,112,156	93,669,743	47,770,805
Distributable earnings/(loss)	3,774,328	(47,034,650)	(12,366,432)
Total net assets	$26,886,484	$46,635,093	$35,404,373

Net assets
Institutional Shares	$25,498,447	$42,419,374	$32,788,397
Investor Shares	$1,388,037	$4,215,719	$2,615,976

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,403,189	1,757,320	3,246,415
Investor Shares (no par value, unlimited shares authorized)	77,449	180,323	259,690

Net asset value per share
Institutional Shares	$18.17	$24.14	$10.10
Investor Shares	$17.92	$23.38	$10.07

*Securities are on loan in the amount of $970,467, $578,851, and $—respectively.

See accompanying notes to financial statements.

11

Statements of Operations June 30, 2024

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Investment income
Interest income	$9,534	$18,520	$1,094,207
Dividend income (net of foreign tax witheld: $127,909, $275,767 and $- respectively)	444,269	832,724	—
Other income	—	—	—
Income from securities lending, net	821	2,717	—
Total	$454,624	$853,961	$1,094,207

Expenses
Management fees (Note 2)	136,044	174,522	194,610
Administration fees (Note 2)	12,668	21,960	15,486
Transfer agent fees	20,317	19,141	8,065
Accounting services	18,771	16,374	14,932
Custodian fees	11,422	12,169	5,070
Legal and audit fees	18,368	13,821	12,798
CCO fees (Note 2)	1,500	1,613	1,802
Trustees fees	3,683	3,301	3,677
Insurance	216	646	419
Printing	10,062	8,803	6,991
Registration and dues	16,771	20,227	17,345
12b-1 fees Investor Shares (Note 2)	1,702	5,663	3,330
Licensing fee	1,357	2,418	—
Miscellaneous expense	—	—	6,722
Total expenses	$252,881	$300,658	$284,525
Less reimbursement from advisor (Note 2)	(36,951)	(62,385)	(116,299)
Net expenses	$215,930	$238,273	$168,226
Net investment income	$238,694	$615,688	$925,981

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$1,507,597	$2,915,898	$(378,561)
Net realized gain/(loss) from futures contracts	(8,571)	(8,571)	(9,052)
Net realized gain/(loss) from purchased option contracts	—	—	(29,375)
Net realized gain/(loss) from swap contracts	—	—	(13,345)
Total Net Realized gain/(loss)	1,499,026	2,907,327	(430,333)

Change in unrealized appreciation/(depreciation) of investments	(828,529)	(1,914,374)	582,050
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	(781)
Change in unrealized appreciation/(depreciation) of swap contracts	—	—	4,663
Net realized and unrealized gain/(loss) on investments	$671,928	$992,953	$155,599
Net increase/(decrease) in net assets resulting from operations	$910,622	$1,608,641	$1,081,580

12

See accompanying notes to financial statements.

Statements of Changes in Net Assets June 30, 2024

	Shelton Emerging Markets Fund		Shelton International Select Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$238,694	$369,952	$615,688	$980,761
Net realized gain/(loss) from security transactions and foreign currency	1,507,597	1,998,061	2,915,898	222,720
Net realized gain/(loss) from futures contracts	(8,571)	(17,143)	(8,571)	(17,143)
Change in unrealized appreciation/(depreciation) of investments	(827,098)	1,297,155	(1,914,374)	7,494,740
Net increase/(decrease) in net assets resulting from operations	910,622	3,648,025	1,608,641	8,681,078

Distributions to shareholders
Distributions
Institutional Shares	—	(2,638,039)	—	(846,040)
Investor Shares	—	(106,923)	—	(85,588)
Total Distributions	—	(2,744,962)	—	(931,628)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,500,013)	4,846,115	(6,857,483)	(31,967,868)
Total increase/(decrease)	(2,589,391)	5,749,178	(5,248,842)	(24,218,418)

Net assets
Beginning of period	29,475,875	23,726,697	51,883,935	76,102,353
End of period	$26,886,484	$29,475,875	$46,635,093	$51,883,935

	Shelton Tactical Credit Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$925,981	$1,677,694
Net realized gain/(loss) from security transactions and foreign currency	(391,906)	(2,281,829)
Net realized gain/(loss) from futures contracts	(9,052)	(21,962)
Net realized gain/(loss) from purchased option contracts	(29,375)	(25,190)
Net realized gain/(loss) from written options contracts	—	—
Change in unrealized appreciation/(depreciation) of investments	582,050	2,004,033
Change in unrealized appreciation/(depreciation) of futures	—	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	(781)	(10,156)
Change in unrealized appreciation/(depreciation) of swap contracts	4,663	(2,144)
Net increase/(decrease) in net assets resulting from operations	1,081,580	1,340,446

Distributions to shareholders
Distributions
Institutional Shares	(835,451)	(1,507,432)
Investor Shares	(69,340)	(166,886)
Total Distributions	(904,791)	(1,674,318)
Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	4,063,641	(4,865,795)
Total increase/(decrease)	4,240,430	(5,199,667)

Net assets
Beginning of period	31,163,943	36,363,610
End of period	$35,404,373	$31,163,943

See accompanying notes to financial statements.

13

Statements of Changes in Net Assets June 30, 2024 (Continued)

Shelton Emerging Markets Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	200,050	$3,497,967	587,309	$10,766,151	8,701	$149,300	31,266	$563,362
Shares issued in reinvestment of distributions	—	—	124,996	2,153,238	—	—	5,990	101,339
Shares repurchased	(403,904)	(7,029,840)	(466,215)	(8,431,905)	(6,688)	(117,440)	(17,134)	(306,070)
Net increase/(decrease)	(203,854)	$(3,531,873)	246,090	$4,487,484	2,013	$31,860	20,122	$358,631

Shelton International Select Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	283,707	$6,835,146	464,959	$10,434,687	73,695	$1,687,134	133,081	$2,885,527
Shares issued in reinvestment of distributions	—	—	33,255	774,507	—	—	3,415	77,119
Shares repurchased	(536,728)	(12,665,552)	(1,825,047)	(40,895,418)	(118,299)	(2,714,211)	(241,018)	(5,244,290)
Net increase/(decrease)	(253,021)	$(5,830,406)	(1,326,833)	$(29,686,224)	(44,604)	$(1,027,077)	(104,522)	$(2,281,644)

Shelton Tactical Credit Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	650,978	$6,562,011	994,634	$9,901,901	4,377	$44,169	26,008	$256,833
Shares issued in reinvestment of distributions	82,216	830,766	154,520	1,499,033	6,212	62,611	16,279	157,907
Shares repurchased	(278,783)	(2,814,350)	(1,644,653)	(15,856,301)	(62,224)	(621,566)	(84,265)	(825,168)
Net increase/(decrease)	454,411	$4,578,427	(495,499)	$(4,455,367)	(51,635)	$(514,786)	(41,978)	$(410,428)

14

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

Shelton Emerging Markets Fund(a) Institutional Shares(b)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period October 1, 2020 through December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$17.53		$16.76	$19.86	$20.09	$15.33		$14.82	$16.22
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.14		0.26	0.17	— (e)	(0.04)		0.01	0.31
Net gain/(loss) on securities (both realized and unrealized)	0.50		2.27	(3.02)	0.15	4.84		0.87	(1.24)
Total from investment operations	0.64		2.53	(2.85)	0.15	4.80		0.88	(0.93)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.22)	(0.25)	(0.38)	(0.04)		(0.37)	(0.31)
Distributions from capital gains	—		(1.54)	—	—	—		—	(0.16)
Total distributions	—		(1.76)	(0.25)	(0.38)	(0.04)		(0.37)	(0.47)
Net asset value, end of year or period	$18.17		$17.53	$16.76	$19.86	$20.09		$15.33	$14.82

Total return	3.65	%(f)	15.43%	(14.33)%	0.77%	31.29	%(f)	5.78%	(5.60)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$25,498		$28,170	$22,812	$30,458	$25,749		$21,354	$41,845
Ratio of expenses to average net assets:
Before expense reimbursements	1.83	%(g)	1.70%	1.77%	1.58%	1.48	%(g)	1.89%	1.78%
After expense reimbursements(h)	1.56	%(g)	1.70%	1.77%	1.56%	1.48	%(g)	1.61%	1.56%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.34	%(g)	1.34%	1.00%	(0.04)%	(0.88	)%(g)	(0.20)%	1.81%
After expense reimbursements	1.60	%(g)	1.34%	1.00%	0.04%	(0.88	)%(g)	0.08%	2.03%
Portfolio turnover	45	%(f)	63%	49%	21%	27	%(f)	58%	78%

Investor Shares(i)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period October 1, 2020 through December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$17.31		$16.53	$19.64	$19.92	$15.20		$14.73	$16.08
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.12		0.19	0.15	(0.05)	(0.05)		(0.01)	0.14
Net gain/(loss) on securities (both realized and unrealized)	0.49		2.26	(3.01)	0.15	4.81		0.84	(1.10)
Total from investment operations	0.61		2.45	(2.86)	0.10	4.76		0.83	(0.96)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.13)	(0.25)	(0.38)	(0.04)		(0.36)	(0.23)
Distributions from capital gains	—		(1.54)	—	—	—		—	(0.16)
Total distributions	—		(1.67)	(0.25)	(0.38)	(0.04)		(0.36)	(0.39)
Net asset value, end of year or period	$17.92		$17.31	$16.53	$19.64	$19.92		$15.20	$14.73

Total return	3.52	%(f)	15.15%	(14.56)%	0.52%	31.29	%(f)	5.48%	(5.87)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,388		$1,306	$914	$1,260	$1,588		$1,432	$1,925
Ratio of expenses to average net assets:
Before expense reimbursements	2.07	%(g)	1.94%	2.03%	1.84%	1.73	%(g)	2.54%	2.26%
After expense reimbursements(h)	1.80	%(g)	1.94%	2.03%	1.81%	1.73	%(g)	1.89%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.14	%(g)	1.08%	0.86%	(0.28)%	(1.12	)%(g)	(0.74)%	0.45%
After expense reimbursements	1.40	%(g)	1.08%	0.86%	(0.25)%	(1.12	)%(g)	(0.08)%	0.90%
Portfolio turnover	45	%(f)	63%	49%	21%	27	%(f)	58%	78%

(a)Information prior to the reorganization date of June 26, 2020 is that of the accounting and performance survivor, the ICON Emerging Markets Fund.

(b)Information prior to the reorganization date of June 26, 2020 is that of the accounting and performance survivor, ICON Emerging Markets Fund - Class S.

(c)Fund changed its fiscal year end from September 30 to December 31.

(d)Calculated based upon average shares outstanding.

(e)Amount less than $(0.005).

(f)Not annualized.

(g)Annualized.

(h)Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(i)Information prior to the reorganization date of June 26, 2020 is that of the accounting and performance survivor, ICON Emerging Markets Fund - Class A.

See accompanying notes to financial statements.

15

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton International Select Equity Fund Institutional Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of year	$23.28		$20.81	$27.20	$25.77	$22.02	$18.35
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.30		0.37	0.47	0.16	0.12	0.29
Net gain/(loss) on securities (both realized and unrealized)	0.56		2.53	(5.72)	1.45	3.84	3.84
Total from investment operations	0.86		2.90	(5.25)	1.61	3.96	4.13
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.43)	(1.14)	(0.18)	(0.21)	(0.46)
Distributions from return of capital	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		(0.43)	(1.14)	(0.18)	(0.21)	(0.46)
Redemption Fees	—		—	—	—	—	—
Net asset value, end of year	$24.14		$23.28	$20.81	$27.20	$25.77	$22.02

Total return	3.65	%(b)	13.97%	(19.29)%	6.23%	18.07%	22.53%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$42,419		$46,806	$69,446	$149,505	$127,893	$55,619
Ratio of expenses to average net assets:
Before expense reimbursements	1.22	%(c)	1.18%	1.08%	0.99%	1.04%	1.12%
After expense reimbursements	0.98	%(c)	0.98%	1.00%	0.99%	0.99%	1.01%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.29	%(c)	1.44%	1.99%	0.61%	0.49%	1.28%
After expense reimbursements	2.55	%(c)	1.64%	2.07%	0.61%	0.54%	1.40%
Portfolio turnover	30	%(b)	55%	44%	46%	46%	49%

Investor Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of year	$22.58		$20.21	$27.04	$25.62	$21.91	$18.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.26		0.31	0.47	0.11	0.05	0.24
Net gain/(loss) on securities (both realized and unrealized)	0.54		2.45	(5.73)	1.42	3.80	3.83
Total from investment operations	0.80		2.76	(5.26)	1.53	3.85	4.07
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.39)	(1.57)	(0.11)	(0.14)	(0.45)
Distributions from return of capital	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		(0.39)	(1.57)	(0.11)	(0.14)	(0.45)
Redemption Fees	—		—	—	—	—	—
Net asset value, end of year	$23.38		$22.58	$20.21	$27.04	$25.62	$21.91

Total return	3.54	%(b)	13.64%	(19.47)%	5.97%	17.64%	22.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$4,216		$5,078	$6,657	$30,219	$15,863	$5,152
Ratio of expenses to average net assets:
Before expense reimbursements	1.48	%(c)	1.43%	1.33%	1.23%	1.29%	1.38%
After expense reimbursements	1.23	%(c)	1.23%	1.25%	1.23%	1.24%	1.26%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.01	%(c)	1.29%	1.96%	0.40%	0.19%	1.06%
After expense reimbursements	2.27	%(c)	1.43%	2.04%	0.40%	0.24%	1.17%
Portfolio turnover	30	%(b)	55%	44%	46%	46%	49%

(a)Calculated based upon average shares outstanding.

(b)Not annualized.

(c)Annualized.

16

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Tactical Credit Fund Institutional Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019
Net asset value, beginning of year	$10.04		$9.98		$11.07		$10.70		$10.55		$10.53		$10.97
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.28		0.50		0.28		0.23		0.40		0.04		0.12
Net gain/(loss) on securities (both realized and unrealized)	0.05		0.04	(c)	(1.08)		0.53		0.18		0.02		(0.09)
Total from investment operations	0.33		0.54		(0.80)		0.76		0.58		0.06		0.03
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.48)		(0.27)		(0.39)		(0.43)		(0.04)		(0.36)
Distribution of return of capital	—		—		(0.02)		—		—		—		—
Distributions from capital gains	—		—		—		—		—		—		(0.11)
Total distributions	(0.27)		(0.48)		(0.29)		(0.39)		(0.43)		(0.04)		(0.47)

Redemption fees(b)	—		—		—		—		—		—		—

Net asset value, end of year	$10.10		$10.04		$9.98		$11.07		$10.70		$10.55		$10.53

Total return	3.27	%(d)	5.70%		(7.27)%		7.09%		5.89%		0.60	%(d)	0.37%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$32,788		$28,038		$32,821		$50,232		$40,473		$69,877		$77,405
Ratio of expenses to average net assets:
Before expense reimbursements	1.66	%(e),(f)	1.83	%(f)	1.86	%(f)	2.13	%(f)	3.45	%(f)	2.83	%(e),(f),(g)	3.12	%(e),(f)
After expense reimbursements	0.98	%(e),(f)	1.23	%(f)	1.72	%(f)	2.04	%(f)	3.35	%(f)	2.72	%(e),(f),(g)	3.01	%(e),(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.77	%(e)	4.44%		2.54%		1.97%		3.83%		2.34	%(g)	1.00%
After expense reimbursements	5.45	%(e)	5.04%		2.68%		2.06%		3.93%		2.45	%(g)	1.11%
Portfolio turnover	61	%(d)	187%		63%		118%		249%		20	%(e)	116%

See accompanying notes to financial statements.

17

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Investor Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019
Net asset value, beginning of year	$10.03		$9.97		$11.05		$10.71		$10.55		$10.54		$10.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.26		0.47		0.25		0.21		0.36		0.04		0.08
Net gain/(loss) on securities (both realized and unrealized)	0.05		0.05	(c)	(1.07)		0.51		0.21		—		(0.06)
Total from investment operations	0.31		0.52		(0.82)		0.72		0.57		0.04		0.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.46)		(0.24)		(0.38)		(0.41)		(0.03)		(0.33)
Distribution of return of capital	—		—		(0.02)		—		—		—		—
Distributions from capital gains	—		—		—		—		—		—		(0.11)
Total distributions	(0.27)		(0.46)		(0.26)		(0.38)		(0.41)		(0.03)		(0.44)

Redemption fees(b)	—		—		—		—		—		—		—

Net asset value, end of year	$10.07		$10.03		$9.97		$11.05		$10.71		$10.55		$10.54

Total return	3.08	%(d)	5.43%		(7.42)%		6.75%		5.77%		0.43	%(d)	0.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,616		$3,123		$3,523		$4,556		$6,510		$20,478		$20,942
Ratio of expenses to average net assets:
Before expense reimbursements	1.93	%(e),(f)	2.13	%(f)	2.11	%(f)	2.41	%(f)	3.70	%(f)	3.08	%(e),(f),(g)	3.51	%(e),(f)
After expense reimbursements	1.23	%(e),(f)	1.52	%(f)	1.97	%(f)	2.31	%(f)	3.60	%(f)	2.97	%(e),(f),(g)	3.45	%(e),(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.53	%(e)	4.18%		2.29%		1.83%		3.51%		1.99	%(f)	0.70%
After expense reimbursements	5.21	%(e)	4.79%		2.43%		1.93%		3.61%		2.10	%(f)	0.76%
Portfolio turnover	61	%(d)	187%		63%		118%		249%		20	%(d)	116%

(a)Fiscal year end changed from October 31 to December 31.

(b)Based on average shares outstanding for the period.

(c)Amount less than $0.01 per share.

(d)Not annualized.

(e)Annualized.

(f)If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the period ended June 30, 2024, 0.00% for the year ended December 31, 2023, 0.28% for the year ended December 31, 2022, 0.21% for the year ended December 31, 2021, 1.93% for the year ended December 31, 2020, 1.29% for the period ended December 31, 2019, 1.53% for the year ended October 31, 2019.

(g)As restated to reflect the inclusion of interest and fees on borrowings and short sale arrangements previously netted against interest income, which increased the ratios by 0.29% for the two months ended December 31, 2019 and 0.87% for the year ended October 31, 2019. The restatement had no effect on the net asset value, per share data, net investment income ratios and total returns.

18

SCM Trust Notes to Financial Statements (Unaudited)June 30, 2024

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of December 31, 2023, the Trust consists of ten separate series, 3 of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Emerging Markets Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on June 26, 2020. All historic performance and financial information presented is that of the ICON Emerging Markets Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Emerging Markets Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The inception date is December 12, 2013. The Fund’s investment objective is to seek current income and capital appreciation. Eﬀective July 1, 2016, Shelton Capital Management became the advisor to the Fund. The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund (the “Cedar Ridge Fund”) approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Tactical Credit Fund. The Cedar Ridge Fund is the performance and accounting survivor of the reorganization, and the Tactical Credit Fund is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019.

Shelton International Select Equity Fund (“International Select Fund”, and together with the Emerging Markets Fund, and the Tactical Credit Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The inception date is July 18, 2016. The Fund’s investment objective is to achieve long-term capital appreciation. Eﬀective July 18, 2016, Shelton became the advisor to the Fund. The International Select Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017.

On June 3, 2020, the shareholders of the ICON International Equity Fund, a series of ICON Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. The International Select Fund is the performance and accounting, legal and tax survivor of the reorganization. The reorganization was effective as of the open of business on June 29, 2020. See Note 6 for more information.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Credit default swaps are valued by pricing services using various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Tax reclaims are recorded on ex-dividend date. The Fund Accountant reconciles reclaims on their books to the Custodian’s on a semi-annual basis and provides this reconciliation to the Fund Administrator. The reconciliation provides substantial detail about each of the

19

SCM Trust Notes to Financial Statements (Unaudited)June 30, 2024

receivables and this data is reviewed against Shelton’s policy to determine reclaims that should be recorded or written off. Tax reclaims which are deemed de-minimis or uncollectible by the Fund Administrator are not recorded. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Reported net realized gain/(loss) from futures contracts for the Shelton Emerging Markets and Shelton International Select Fund are charges for the ability to trade futures in the respective funds. No futures transactions occurred for either fund during the year ended December 31, 2023.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Shelton Emerging Markets Fund seeks to replicate the performance of its sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Fund’s 2022 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

20

SCM Trust Notes to Financial Statements (Unaudited)June 30, 2024

The following table summarizes the valuation of the Funds’ securities at June 30, 2024 using fair value hierarchy:

Emerging Markets Fund	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$26,704,836		$99,550	$—	$26,704,836
Investments Purchased With Proceeds From Securities Lending	—	(d)	—	—	994,331
Total	$26,704,836		$99,550	$—	$27,798,717

International Select Fund	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$44,373,399		$1,990,993	$—	$46,364,392
Investments Purchased With Proceeds From Securities Lending	—	(d)	—	—	579,794
Total	$44,373,399		$1,990,993	$—	$46,944,186

Tactical Credit Fund – Assets	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$506,685		$34,262,139	$—	$34,768,824
Total	$506,685		$34,262,139	$—	$34,768,824

Tactical Credit Fund – Liabilities	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Payable for Credit Default Swaps	$—		$123,606	$—	$123,606
Total	$—		$123,606	$—	$123,606

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period.

(b)All publicly traded common stocks and purchased options held by the Funds are classified as level 1 securities, except as otherwise noted on the Portfolio of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate bonds, municipal bonds, and term loans held in the Funds are Level 2 securities except as otherwise noted on the Portfolio of Investments. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Level 3 Securities
Tactical Credit Fund
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Distributions	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

The amount of change in unrealized appreciation/(depreciation) reflected in the Statement of Operations that is attributable to Level 3 securities still held as of year-end is $211,432.

	Fair Value as of 6/30/2024	Unobservable Input	Valuation Techniques	Input Values	Impact to valuation from an increase to input
Tactical Credit Fund
CHC Group LLC	$—	Estimated future cash flows	Market assessment	$0	Increase
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	$—	Estimated future cash flows	Market assessment	$0	Increase
Puerto Rico Public Finance Corp	$—	Estimated future cash flows	Market assessment	$0	Increase

(l) Disclosure about Derivative Instruments and Hedging Activities — The Tactical Credit Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

21

SCM Trust Notes to Financial Statements (Unaudited)June 30, 2024

The effect of derivative instruments on the Statements of Assets & Liabilities as of June 30, 2024:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Asset Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$9,219
Liability Derivatives
Credit Risk
Credit Default Swap	123,606
Total	$132,825

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2024:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Risk
Interest Rate Futures	$(9,052)
Purchased Interest Rate Options	(29,375)
Total	$(38,427)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$(781)
Credit Risk
Credit Default Swap	4,663
Total	$3,882

The previously disclosed derivative instruments outstanding as of June 30, 2024, and their effect on the Statements of Operations for the period January 1, 2024 through June 30, 2024, serve as indicators of the volume of activity for futures contracts and credit default swaps for Tactical Credit Fund. The following table indicates the average volume of purchased options for the year:

Average Month End Notional Value
Purchased Options	$10,900,833

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of June 30, 2024.

Liabilities				Gross Amounts on Credit Default Swaps Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities - Credit Default Swaps	Gross Amounts Offset in the Statements of Assets & Liabilities - Credit Default Swaps	Net Amounts Presented in the Statements of Assets & Liabilities - Credit Default Swaps	Financial Instruments	Collateral Pledged/ Received	Net Amount
Tactical Credit Fund	(123,606)	—	(123,606)	—	—	(123,606)
Total	(123,606)	—	(123,606)	—	—	(123,606)

(m)LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020 the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain. The sunset date for the transition is December 31, 2024.

(n) Credit Default Swaps — During the year ended December 31, 2023, the Shelton Tactical Credit Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a

22

SCM Trust Notes to Financial Statements (Unaudited)June 30, 2024

defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Fees waived or reimbursed for the affected Funds for the six-month period ended June 30, 2024 are disclosed in the Statements of Operations. The contractual expense limitations expiring May 1, 2025 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
International Select Fund*	0.98%	1.23%	5/1/25
Tactical Credit Fund**	0.98%	1.23%	5/1/25
Shelton Emerging Markets Fund	0.97%	1.22%	5/1/25

*Prior to May 1, 2023, the expense limitation was 0.99% for Institutional Shares and 1.24% for Investor Shares.

**Prior to May 1, 2023, the expense limitation was 1.39% for Institutional Shares and 1.64% for Investor Shares.

In accordance with the terms of the applicable management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
Emerging Markets Fund	1.00%
International Select Fund	0.74%
Tactical Credit Fund	1.17%

At December 31, 2023, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $518,547. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/24	Expires 12/31/25	Expires 12/31/26	Total
International Select Fund	$—	$95,263	$118,414	$213,677
Tactical Credit Fund	47,163	55,297	202,410	304,870
Total	$47,163	$150,560	$320,824	$518,547

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2024 the following were paid:

Fund	Investor Class 12b-1 Fees
Emerging Markets Fund	$1,702
International Select Fund	5,663
Tactical Credit Fund	3,330

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

23

SCM Trust Notes to Financial Statements (Unaudited)June 30, 2024

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$11,956,587	$14,417,110
International Select Fund	13,696,294	20,931,195
Tactical Credit Fund	15,730,403	11,335,189

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, reclassifications were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
Emerging Markets Fund	$(1,188,770)	$1,188,770

The reclassification of net assets consists primarily of taxable over-distributions.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2023 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Fund	$26,927,602	$5,178,476	$(1,744,118)	$3,434,358
International Select Fund	49,948,465	6,778,854	(2,510,334)	4,268,520
Tactical Credit Fund	35,681,592	684,087	(5,368,540)	(4,684,453)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2023 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Emerging Markets Fund	$—	$—	$—	$—	$3,435,103	$(571,397)	$2,863,706
International Select Fund	—	—	685,729	—	4,275,505	(53,604,526)	(48,643,292)
Tactical Credit Fund	—	—	2,920	—	(4,686,597)	(7,859,544)	(12,543,221)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on options contracts for tax purposes, wash sales, Passive Foreign Investment Companies, and certain other investments.

During the current year the Shelton Emerging Markets Fund deferred $461,259 of short-term and $110,138 of long-term post-October capital losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of December 31, 2023, available to offset future capital gains, if any, are as follows:

	Emerging Markets	International Select	Tactical Credit*
Long Term with no Limitation with no Limit	$—	$39,216,649	$4,713,578
Short Term with no Limitation with no Limit	—	14,337,451	2,618,386
Long Term Subject to Annual Limitation	—	—	—
Short Term Subject to Annual Limitation	—	—	527,580
Total	$—	$53,554,100	$7,859,544
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2023	$1,766,836	$—	$561,798

*Subject to annual limitation of $527,580 under §382 of the Code through December 31, 2024.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

24

SCM Trust Notes to Financial Statements (Unaudited)June 30, 2024

The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Emerging Markets Fund	December 31, 2023	$2,048,905	$—	$696,057	$—	$2,744,962
	December 31, 2022	351,626	—	—	—	351,626

International Select Fund	December 31, 2023	931,628	—	—	—	931,628
	December 31, 2022	4,214,693	—	—	—	4,214,693

Tactical Credit Fund	December 31, 2023	1,674,318	—	—	—	1,674,318
	December 31, 2022	642,982	78,540(b)	—	336,073	1,057,595

(a)The Funds did not designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2022.

(b)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of June 30, 2024, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
Emerging Markets Fund	$970,467	$994,331
International Select Fund	$578,851	$579,794

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

Note 6 – BORROWINGS

In connection with the short sale arrangement of Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. There were no borrowings during the year.

Note 7 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

SEMI-ANNUAL REPORT

June 30, 2024

ICON Consumer Select Fund
ICON Equity Fund
ICON Equity Income Fund
ICON Flexible Bond Fund
ICON Health and Information Technology Fund
ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

Table of Contents	June 30, 2024

See accompanying notes to financial statements.

ICON Consumer Select FundPortfolio of Investments (unaudited)6/30/24

Security Description	Shares	Value
Common Stock (99.06%)

Communications (10.29%)
eBay Inc	35,600	1,912,432
Expedia Group Inc*	12,900	1,625,271
The Walt Disney Co	9,700	963,113
Total Communications		4,500,816

Consumer, Cyclical (33.20%)
Aramark	42,000	1,428,840
Dana Inc	110,000	1,333,200
Deckers Outdoor Corp*	2,235	2,163,368
Gentex Corp	58,500	1,972,035
Gentherm Inc*	14,800	729,936
Lear Corp	10,300	1,176,363
NIKE Inc	18,400	1,386,808
Skechers USA Inc*	47,800	3,303,936
Visteon Corp*	9,600	1,024,320
Total Consumer, Cyclical		14,518,806

Consumer, Non-cyclical (7.45%)
Darling Ingredients Inc*	28,100	1,032,675
Global Payments Inc	7,900	763,930
Lamb Weston Holdings Inc	17,400	1,462,992
Total Consumer, Non-cyclical		3,259,597

Financial (48.12%)
American Express Co	5,500	1,273,525
Arch Capital Group Ltd*	20,500	2,068,245
Assurant Inc	10,300	1,712,375
Equitable Holdings Inc	39,200	1,601,712
Everest Group Ltd	3,200	1,219,264
The Hartford Financial Services Group Inc	12,900	1,296,966
LPL Financial Holdings Inc	13,100	3,658,831
Marsh & McLennan Cos Inc	11,500	2,423,280
Mastercard Inc	5,200	2,294,032
RenaissanceRe Holdings Ltd	6,500	1,452,815
Visa Inc	7,800	2,047,266
Total Financial		21,048,311

Total Common Stock (Cost $34,510,412)		43,327,530

Investment Companies (1.24%)	Shares	Value
Money Market Funds (1.24%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.23%)	541,223	541,223

Total Investment Companies (Cost $541,223)		541,223

Total Investments (Cost $35,051,636) (100.30%)		$43,868,753
Liabilities in Excess of Other Assets (-0.30%)		(132,899)
Net Assets (100.00%)		$43,735,854

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (unaudited)6/30/24

Security Description	Shares	Value
Common Stock (99.94%)

Basic Materials (0.87%)
The Chemours Co	18,800	424,316

Communications (8.86%)
Extreme Networks Inc*	139,979	1,882,718
T-Mobile US Inc	7,200	1,268,496
Vodafone Group PLC	131,600	1,167,292
Total Communications		4,318,506

Consumer, Cyclical (9.87%)
Delta Air Lines Inc	26,900	1,276,136
Magna International Inc	28,200	1,181,580
NIKE Inc	22,700	1,710,899
Southwest Airlines Co	22,400	640,864
Total Consumer, Cyclical		4,809,479

Consumer, Non-cyclical (16.19%)
Anheuser-Busch InBev SA	18,800	1,093,220
The Boston Beer Co Inc*	3,200	976,160
Euronet Worldwide Inc*	13,350	1,381,725
Global Payments Inc	18,862	1,823,955
Performance Food Group Co*	39,500	2,611,345
Total Consumer, Non-cyclical		7,886,405

Energy (5.28%)
Baker Hughes Co	73,200	2,574,444

Financial (28.01%)
Bank of America Corp	32,488	1,292,048
Horace Mann Educators Corp	48,800	1,591,856
JPMorgan Chase & Co	8,000	1,618,080
LPL Financial Holdings Inc	14,000	3,910,199
Mastercard Inc	8,429	3,718,538
Truist Financial Corp	39,100	1,519,035
Total Financial		13,649,756

Industrial (28.24%)
Advanced Drainage Systems Inc	9,522	1,527,234
Alamo Group Inc	19,500	3,373,500
Armstrong World Industries Inc	21,600	2,445,984
Chart Industries Inc*	18,000	2,598,120
CSX Corp	36,200	1,210,890
Trinity Industries Inc	86,800	2,597,056
Total Industrial		13,752,784

Technology (2.62%)
Adobe Inc*	2,300	1,277,742

Total Common Stock (Cost $34,984,535)		48,693,432

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (Continued) (unaudited)6/30/24

Investment Companies (0.19%)	Shares	Value
Money Market Funds (0.19%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.23%)	94,399	$94,399

Total Investment Companies (Cost $94,399)		94,399

Total Investments (Cost $35,078,934) (100.13%)		$48,787,831
Liabilities in Excess of Other Assets (-0.13%)		(64,586)
Net Assets (100.00%)		$48,723,245

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (unaudited)6/30/24

Security Description	Shares	Value
Common Stock (59.10%)

Communications (4.31%)
Nexstar Media Group Inc	11,800	$1,958,918

Consumer, Cyclical (1.07%)
Leggett & Platt Inc	42,600	488,196

Consumer, Non-Cyclical (23.10%)
Amgen Inc	8,000	2,499,600
Bristol-Myers Squibb Co	28,500	1,183,605
GSK PLC	53,000	2,040,500
Ingredion Inc	19,100	2,190,770
Vector Group Ltd	243,300	2,571,681
Total Consumer, Non-Cyclical		10,486,156

Financial (15.00%)
ING Groep NV	144,100	2,469,874
KeyCorp	107,600	1,528,996
Lincoln National Corp	46,700	1,452,370
The Western Union Co	111,200	1,358,864
Total Financial		6,810,104

Industrial (7.74%)
Lockheed Martin Corp	4,400	2,055,240
Trinity Industries Inc	48,800	1,460,096
Total Industrial		3,515,336

Utilities (7.88%)
DTE Energy Co	18,700	2,075,887
Evergy Inc	28,400	1,504,348
Total Utilities		3,580,235

Total Common Stock (Cost $25,728,798)		26,838,945

Preferred Stock (9.95%)	Shares	Value
Energy (0.89%)
NGL Energy, 9.000%#	16,300	$404,240

Financial (6.86%)
Argo Group US Inc, 6.500%	15,205	335,270
Bank of America Corp, 7.250%	654	782,289
Equity Commonwealth, 6.500%	32,020	797,618
JPMorgan Chase & Co, 5.750%	24,323	605,643
Wells Fargo & Co, 7.500%	500	594,485
Total Financial		3,115,305

Government (2.20%)
Farm Credit Bank of Texas, 9.611% (144A)	10,000	1,000,000

Total Preferred Stock (Cost $4,522,132)		4,519,545

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Continued) (unaudited)6/30/24

Corporate Debt (22.08%)	Par Value	Value
Communications (1.67%)
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	$750,000	$756,380

Consumer, Cyclical (12.96%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	250,000	250,096
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	461,640	440,980
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	552,656	540,435
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	326,000	299,423
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	379,750	375,726
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	196,682	191,409
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	391,499	343,682
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	154,669	144,527
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	648,750	599,326
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	414,958	359,290
Century Communities Inc, 6.750%, 6/1/2027	250,000	251,340
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	500,000	501,546
NGL 12.7937 PERP, 6.500%, 6/20/2027 (144A)	300,000	300,549
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	657,024	602,464
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	367,383	333,510
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	379,941	350,825
Total Consumer, Cyclical		5,885,128

Consumer, Non-Cyclical (2.03%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	241,471
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	181,523
Williams Scotsman Inc, 6.125%, 6/15/2025 (144A)	500,000	499,163
Total Consumer, Non-Cyclical		922,157

Energy (0.56%)
NuStar Logistics LP, 6.375%, 10/1/2030	250,000	254,223

Financial (4.32%)
The Charles Schwab Corp, 5.375%(a),(b)	500,000	494,314
Credit Acceptance Corp, 6.625%, 3/15/2026#,(b)	220,000	219,697
JPMorgan Chase & Co, 5.000%(a),(b)	250,000	249,292
Nationwide Mutual Insurance Co, 7.891%, 12/15/2024(b) (144A)	1,000,000	1,000,850
Total Financial		1,964,153

Industrial (0.54%)
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	246,251

Total Corporate Debt (Cost $9,831,402)		10,028,292

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Continued) (unaudited)6/30/24

Investment Companies (9.00%)	ParValue	Value
Exchange Traded Funds (3.43%)
Invesco Senior Loan ETF	$43,100	$906,824
SPDR Bloomberg Short Term High Yield Bond ETF	26,000	649,220
Total Mutual Funds		1,556,044

Mutual Funds (3.26%)
The New America High Income Fund Inc	12,262	89,880
Nuveen Preferred & Income Term Fund	30,122	585,873
RiverNorth Capital and Income Fund	52,273	802,913
Total Mutual Funds		1,478,666

Money Market Funds (2.31%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.23%)	1,050,607	1,050,607

Total Investment Companies (Cost $4,073,327)		4,085,317

Collateral Received For Securities on Loan (0.55%)
First American Government Obligations Fund - Class X (Cost $251,650)	251,650	251,650

Total Investments (Cost $44,407,309) (100.68%)		$45,723,749
Liabilities in Excess of Other Assets (-0.68%)		(308,736)
Net Assets (100.00%)		$45,415,013

#Loaned security; a portion of the security is on loan at June 30, 2024 in the amount of $246,304.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2024, these securities had a total aggregate market value of $5,095,030, which represented approximately 11.22% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (unaudited)6/30/24

Security Description	Shares	Value
Common Stock (2.70%)

Financial (2.70%)
AGNC Investment Corp	115,180	$1,098,817
Annaly Capital Management Inc	169,455	3,229,813
Equity Commonwealth*	132,922	2,578,687
Goldman Sachs BDC Inc	92,444	1,389,433
Total Common Stock (Cost $8,450,711)		8,296,750

Corporate Debt (75.94%)	Par Value	Value
Basic Materials (0.53%)
Mercer International Inc, 12.875%, 10/1/2028 (144A)	$1,500,000	$1,613,843

Communications (3.46%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 3/1/2030 (144A)	2,000,000	1,732,218
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	4,315,000	4,083,066
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	980,491
Hughes Satellite Systems Corp, 5.250%, 8/1/2026	3,000,000	2,321,438
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	1,500,000	1,512,761
Total Communications		10,629,974

Consumer, Cyclical (22.73%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,750,000	1,750,672
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	771,484	722,752
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	2,089,384	1,995,873
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	9,100,408	8,899,168
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,242,027	1,177,288
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,284,440	1,179,726
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	3,797,500	3,757,256
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	786,726	765,633
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	3,053,694	2,680,722
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	8,639,800	8,073,263
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	3,676,250	3,396,178
American Airlines Inc, 7.250%, 2/15/2028 (144A)	1,000,000	1,000,907
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,235,764	1,935,830
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,587,985	1,457,733
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,759,378
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	1,500,000	1,504,637
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	969,027
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	2,773,545	2,834,007
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,882,861	1,933,761
NGL 12.7937 PERP, 6.500%, 6/20/2027 (144A)	1,800,000	1,803,292
Sizzling Platter LLC / Sizzling Platter Finance Corp, 8.500%, 11/28/2025 (144A)	1,000,000	1,006,615
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	7,884,289	7,229,593
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 1/7/2026	2,430,556	2,348,963
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	6,732,659	6,111,902
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	848,703	830,034
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,819,600	2,603,527
Total Consumer, Cyclical		69,727,737

Consumer, Non-cyclical (4.34%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,207,353
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,192,868
CVS Pass-Through Trust, 7.507%, 1/10/2032 (144A)	3,635,486	3,783,986
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,124,885
Varex Imaging Corp, 7.875%, 10/15/2027# (144A)	4,950,000	5,017,785
Total Consumer, Non-cyclical		13,326,877

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued) (unaudited)6/30/24

Corporate Debt (75.94%)	Par Value	Value
Energy (6.49%)
Andeavor LLC, 5.125%, 12/15/2026	$4,000,000	$3,834,825
Cimarex Energy Co, 4.375%, 3/15/2029	3,000,000	2,716,511
Enbridge Inc, 8.250%, 1/15/2084(a)	1,000,000	1,041,964
Enbridge Inc, 6.000%, 1/15/2077(a)	3,000,000	2,912,881
Energy Transfer LP, 6.000%, 2/1/2029 (144A)	3,000,000	3,021,030
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,021,119
Northern Oil & Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,264,661
NuStar Logistics LP, 6.375%, 10/1/2030	2,000,000	2,033,784
Summit Midstream Holdings LLC / Summit Midstream Finance Corp, 9.500%, 10/15/2026 (144A)	2,000,000	2,056,239
Total Energy		19,903,014

Financial (25.59%)
The Allstate Corp, 8.522%, 8/15/2053(a)	900,000	899,337
Aretec Group Inc, 10.000%, 8/15/2030 (144A)	1,500,000	1,632,164
The Bank of Nova Scotia, 4.900%(a),(b)	2,500,000	2,450,669
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,321,777
The Charles Schwab Corp, 4.000%(a),(b)	2,000,000	1,870,759
The Charles Schwab Corp, 5.375%(a),(b)	3,500,000	3,460,196
Citigroup Inc, 3.875%(a),(b)	3,000,000	2,837,669
Citigroup Inc, 4.700%(a),(b)	2,000,000	1,954,641
Corebridge Financial Inc, 6.875%, 12/15/2052(a)	4,000,000	4,035,535
Credit Acceptance Corp, 6.625%, 3/15/2026#	2,600,000	2,596,424
F&G Annuities & Life Inc, 6.500%, 6/4/2029	2,000,000	1,996,757
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	316,000	314,145
Fifth Third Bancorp, 8.722%(a),(b)	6,718,000	6,690,795
Fifth Third Bancorp, 8.626%(a),(b)	500,000	492,895
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	2,044,151
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 6/15/2027 (144A)	2,000,000	2,079,156
HSBC Holdings PLC, 7.399%, 11/13/2034(a)	1,000,000	1,085,179
Hunt Cos Inc, 5.250%, 4/15/2029 (144A)	1,000,000	908,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 6/15/2030 (144A)	3,000,000	2,985,569
JPMorgan Chase & Co, 4.000%(a),(b)	2,195,000	2,134,597
JPMorgan Chase & Co, 4.600%(a),(b)	3,000,000	2,958,318
JPMorgan Chase & Co, 5.000%(a),(b)	6,158,000	6,140,556
M&T Bank Corp, 9.194%(a),(b)	1,000,000	1,007,465
MetLife Inc, 10.750%, 8/1/2039	2,000,000	2,667,662
Nationwide Mutual Insurance Co, 7.891%, 12/15/2024(a) (144A)	3,000,000	3,002,551
The PNC Financial Services Group Inc, 8.648%(a),(b)	2,350,000	2,361,296
Sammons Financial Group Inc, 4.750%, 4/8/2032 (144A)	2,500,000	2,227,405
Talcott Resolution Life Inc, 7.650%, 6/15/2027	3,000,000	3,030,089
Truist Financial Corp, 8.703%(a),(b)	2,400,000	2,414,705
UIRC-GSA Holdings II LLC, 4.250%, 6/30/2025 (144A)	2,000,000	1,953,105
Wells Fargo & Co, 3.900%(a),(b)	4,100,000	3,923,128
Total Financial		78,477,570

Government (2.36%)
Farm Credit Bank of Texas, 7.750%(a),(b)	7,165,000	7,254,871

Industrial (4.54%)
AerCap Global Aviation Trust, 6.500%, 6/15/2045(a),(b) (144A)	2,000,000	1,995,350
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,925,520
Danaos Corp, 8.500%, 3/1/2028 (144A)	2,010,000	2,064,176
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	3,000,000	2,908,653
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	2,500,000	2,566,013
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,231,256
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,248,246
Total Industrial		13,939,214

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued) (unaudited)6/30/24

Corporate Debt (75.94%)	Par Value	Value
Technology (1.92%)
Dell Inc, 7.100%, 4/15/2028	$3,000,000	$3,202,827
Dell International LLC / EMC Corp, 6.100%, 7/15/2027#	2,612,000	2,679,540
Total Technology		5,882,367

Utilities (3.98%)
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	695,267
Dominion Energy Inc, 4.350%(a),(b)	3,000,000	2,813,945
Dominion Energy Inc, 5.750%, 10/1/2054(a)	2,000,000	1,994,371
Duke Energy Corp, 4.875%(a),(b)	4,000,000	3,964,491
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,412,334
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,331,174
Total Utilities		12,211,582

Total Corporate Debt (Cost $233,257,178)		232,967,049

Asset Backed Securities (0.85%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,610,052

Total Asset Backed Securities (Cost $2,908,604)		2,610,052

Preferred Stock (9.68%)
Argo Group US Inc, 6.500%	495,020	10,915,191
Equity Commonwealth, 6.500%	354,401	8,828,129
NGL Energy Partners LP, 7.475%	354,641	8,795,097
UMH Properties Inc, 6.375%	50,323	1,156,926

Total Preferred Stock (Cost $30,876,721)		29,695,343

Investment Companies (9.83%)
Exchange Traded Funds (0.33%)
SPDR Bloomberg Short Term High Yield Bond ETF	40,000	998,800

Mutual Funds (7.90%)
BlackRock ESG Capital Allocation Term Trust	397,640	6,974,606
BlackRock Municipal Income Fund Inc#	460,152	5,678,276
High Income Securities Fund	5,562	38,878
MFS High Yield Municipal Trust	832,355	2,854,978
MFS Investment Grade Municipal Trust	243,786	1,925,909
The New America High Income Fund Inc	359,777	2,637,165
Nuveen Preferred & Income Term Fund	43,314	842,457
RiverNorth Capital and Income Fund	119,365	1,833,446
Virtus Total Return Fund Inc	269,482	1,470,024
Total Mutual Funds		24,255,739

Money Market Funds (1.60%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.23%)	4,914,268	4,914,268

Total Investment Companies (Cost $29,102,558)		30,168,807

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued) (unaudited)6/30/24

Corporate Debt (75.94%)	Par Value	Value
Collateral Received For Securities on Loan (1.06%)
First American Government Obligations Fund - Class X (Cost $3,248,644)	3,248,644	3,248,644

Total Investments (Cost $307,844,416) (100.06%)		$306,986,645
Liabilities in Excess of Other Assets (-0.06%)		(195,382)
Net Assets (100.00%)		$306,791,263

*Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2024, these securities had a total aggregate market value of $66,026,870, which represented approximately 21.52% of net assets.

#Loaned security; a portion of the security is on loan at June 30, 2024, in the amount of $3,185,917.

(a)Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See accompanying notes to financial statements.

ICON Health and Information Technology FundPortfolio of Investments (unaudited)6/30/24

Security Description	Shares	Value
Common Stock (99.93%)

Communications (22.88%)
Alphabet Inc	22,300	$4,090,266
Arista Networks Inc*	17,500	6,133,399
CDW Corp	11,800	2,641,312
Cisco Systems Inc	53,900	2,560,789
Meta Platforms Inc	9,200	4,638,824
Total Communications		20,064,590

Consumer, Non-cyclical (43.51%)
AstraZeneca PLC	30,000	2,339,700
The Cigna Group	10,100	3,338,757
Elevance Health Inc	9,700	5,256,042
Encompass Health Corp	29,100	2,496,489
HCA Healthcare Inc	8,000	2,570,240
Humana Inc	8,700	3,250,755
IQVIA Holdings Inc*	5,638	1,192,099
Jazz Pharmaceuticals PLC*	7,200	768,456
LiveRamp Holdings Inc*	114,300	3,536,442
Merck & Co Inc	16,100	1,993,180
Molina Healthcare Inc*	13,200	3,924,360
Select Medical Holdings Corp	78,800	2,762,728
UnitedHealth Group Inc	9,300	4,736,118
Total Consumer, Non-cyclical		38,165,366

Industrial (10.22%)
TD SYNNEX Corp	47,400	5,469,960
Universal Display Corp	16,600	3,490,150
Total Industrial		8,960,110

Technology (23.32%)
Autodesk Inc*	14,500	3,588,025
Fortinet Inc*	55,000	3,314,850
Globant SA*	11,900	2,121,294
Pegasystems Inc	35,000	2,118,550
Salesforce Inc	12,900	3,316,590
Taiwan Semiconductor Manufacturing Co Ltd	34,500	5,996,445
Total Technology		20,455,754

Total Common Stock (Cost $67,349,649)		87,645,820

Investment Companies (0.22%)	Par Value	Value
Money Market (0.22%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.23%)	191,475	191,475

Total Funds (Cost $191,475)		191,475

Total Investments (Cost $67,541,123) (100.15%)		$87,837,295
Liabilities in Excess of Other Assets (-0.15%)		(129,927)
Net Assets (100.00%)		$87,707,368

*Non-income producing security.

See accompanying notes to financial statements.

ICON Natural Resources & Infrastructure FundPortfolio of Investments (unaudited)6/30/24

Security Description	Shares	Value
Common Stock (97.90%)

Basic Materials (10.02%)
Carpenter Technology Corp	35,000	$3,835,300
The Chemours Co	90,000	2,031,300
Eastman Chemical Co	27,000	2,645,190
Haynes International Inc	28,000	1,643,600
Ingevity Corp*	47,000	2,054,370
Total Basic Materials		12,209,760

Consumer, Cyclical (9.39%)
Blue Bird Corp*	120,000	6,462,000
H&E Equipment Services Inc	46,000	2,031,820
Southwest Airlines Co	103,000	2,946,830
Total Consumer, Cyclical		11,440,650

Energy (35.01%)
Archrock Inc	150,000	3,033,000
ChampionX Corp	100,000	3,321,000
Enterprise Products Partners LP	167,000	4,839,660
Equitrans Midstream Corp	350,000	4,543,000
Golar LNG Ltd	155,000	4,859,250
Helix Energy Solutions Group Inc*	240,000	2,865,600
NOV Inc	160,000	3,041,600
Patterson-UTI Energy Inc	400,000	4,144,000
Southwestern Energy Co*	400,000	2,692,000
Suncor Energy Inc	65,000	2,476,500
Sunoco LP	36,000	2,035,440
TETRA Technologies Inc*	400,000	1,384,000
YPF SA*,#	170,000	3,420,400
Total Energy		42,655,450

Industrial (38.45%)
AAR Corp*	80,000	5,816,000
Alamo Group Inc	12,000	2,076,000
Armstrong World Industries Inc	30,000	3,397,200
Canadian National Railway Co	20,000	2,362,600
Canadian Pacific Kansas City Ltd	14,000	1,102,220
Cemex SAB de CV	545,000	3,482,550
Clean Harbors Inc*	4,000	904,600
CSX Corp	33,000	1,103,850
Granite Construction Inc	65,000	4,028,050
The Greenbrier Cos Inc	50,000	2,477,500
Masco Corp	50,000	3,333,500
Old Dominion Freight Line Inc	14,200	2,507,720
Oshkosh Corp	30,500	3,300,100
Tetra Tech Inc	4,000	817,920
Union Pacific Corp	11,500	2,601,990
Woodward Inc	23,000	4,010,740
ZTO Express Cayman Inc	170,000	3,527,500
Total Industrial		46,850,040

Utilities (5.03%)
Dominion Energy Inc	23,200	1,136,800
New Jersey Resources Corp	57,985	2,478,279
ONE Gas Inc	39,457	2,519,329
Total Utilities		6,134,408

Total Common Stock (Cost $101,849,473)		119,290,308

See accompanying notes to financial statements.

ICON Natural Resources & Infrastructure FundPortfolio of Investments (Continued) (unaudited)6/30/24

Security Description	Shares	Value
Exchange Traded Funds (0.18%)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares#	6,186	$219,294

Money Market Funds (2.05%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.23%)	2,495,600	2,495,600

Collateral Received For Securities on Loan (3.12%)
First American Government Obligations Fund - Class X (Cost $3,797,500)	3,797,500	3,797,500

Total Investments (Cost $108,371,680) (103.24%)		$125,802,702
Liabilities in Excess of Other Assets (-3.24%)		(3,950,513)
Net Assets (100.00%)		$121,852,189

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2024 in the amount of $3,602,441.

See accompanying notes to financial statements.

ICON Utilities and Income FundPortfolio of Investments (unaudited)6/30/24

Security Description	Shares	Value
Common Stock (99.78%)

Communications (5.34%)
T-Mobile US Inc	4,000	$704,720
Vodafone Group PLC	45,500	403,585
Total Communications		1,108,305

Utilities (94.44%)
ALLETE Inc	20,700	1,290,645
Ameren Corp	15,100	1,073,761
American Electric Power Co Inc	14,618	1,282,583
Atmos Energy Corp	12,000	1,399,801
Avangrid Inc	32,100	1,140,513
Black Hills Corp	15,200	826,576
CMS Energy Corp	10,400	619,112
Consolidated Edison Inc	11,100	992,562
Dominion Energy Inc	20,300	994,700
DTE Energy Co	5,900	654,959
Evergy Inc	16,900	895,193
Eversource Energy	18,000	1,020,780
National Fuel Gas Co	25,500	1,381,845
New Jersey Resources Corp	15,934	681,019
NextEra Energy Inc	19,400	1,373,714
NiSource Inc	47,151	1,358,420
ONE Gas Inc	13,700	874,745
Spire Inc	16,000	971,680
Xcel Energy Inc	14,400	769,104
Total Utilities		19,601,712

Total Common Stock (Cost $21,443,410)		20,710,017

Money Market Funds (0.28%)	Par Value	Value
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.23%)	59,148	59,148

Total Investments (Cost $21,502,558) (100.06%)		$20,769,165
Liabilities in Excess of Other Assets (-0.06%)		(13,164)
Net Assets (100.00%)		$20,756,001

See accompanying notes to financial statements.

Statement of Assets & Liabilities (Unaudited) June 30, 2024

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
Assets
Investments in securities
Cost of investments	$35,051,636	$35,078,934	$44,407,744	$307,846,758	$67,541,123	$108,371,680	$21,502,558
Fair value of investments (Note 1)*	43,868,753	48,787,831	45,723,749	306,986,645	87,837,295	125,802,702	20,769,165
Cash	—	—	—	200,978	—	9,264	—
Interest receivable	4,848	1,854	134,996	3,184,645	1,970	4,800	714
Dividend receivable	12,871	76,398	42,063	188,757	35,119	76,030	82,047
Receivable from investment advisor	—	—	—	28,073	—	—	—
Receivable for fund shares sold	166	270	4,267	402,000	350	9,358	3,497
Securities Lending income receivable	—	—	277	3,116	—	1,047	—
Reclaim receivable	—	5,894	22,660	—	—	1,430	—
Prepaid expenses	29,980	24,231	18,769	7,335	22,183	28,839	6,106
Total assets	$43,916,618	$48,896,478	$45,946,781	$311,001,549	$87,896,917	$125,933,470	$20,861,529

Liabilities
Collateral for securities loaned	$—	$—	251,650	$3,248,644	$—	$3,797,500	$—
Payable to investment advisor	37,283	31,400	28,496	147,779	71,471	100,414	17,287
Payable for fund shares purchased	75,548	1,625	66,203	409,343	16,960	33,316	8,964
Payable for securities purchased	—	—	—	285	—	—	—
Distributions payable	—	—	4,398	185,534	—	—	14,243
Dividend payable	—	2,303	398	—	—	—	796
Accrued 12b-1 fees	395	2,998	2,787	4,648	309	1,141	769
Accrued administration fees	3,459	3,884	3,525	22,850	6,631	9,316	1,604
Accrued audit fees	—	13,585	10,887	31,022	11,386	16,246	9,187
Accrued CCO fees	—	3,363	5,859	8,212	—	2,570	603
Accrued custody fees	—	2,006	4,269	—	—	—	470
Accrued fund accounting fees	4,960	18,041	26,479	40,908	10,054	15,757	12,144
Accrued printing fees	—	5,028	—	3,357	—	—	1,914
Accrued state registration fees	42,980	48,046	70,326	9,967	34,698	19,168	15,440
Accrued transfer agent fees	13,768	33,759	43,520	80,641	32,367	77,842	17,009
Accrued trustee fees	—	2,133	2,468	1,668	—	671	532
Accrued expenses	2,371	5,062	10,503	15,428	5,673	7,340	4,566
Total liabilities	180,764	173,233	531,768	4,210,286	189,549	4,081,281	105,528

Net assets	$43,735,854	$48,723,245	$45,415,013	$306,791,263	$87,707,368	$121,852,189	$20,756,001

Net assets at June 30, 2024 consist of
Paid-in capital	$33,533,652	$33,995,122	$47,160,511	$320,793,535	$63,182,953	$311,048,762	$22,558,876
Distributable earnings/(loss)	10,202,202	14,728,123	(1,745,498)	(14,002,272)	24,524,415	(189,196,573)	(1,802,875)
Total net assets	$43,735,854	$48,723,245	$45,415,013	$306,791,263	$87,707,368	$121,852,189	$20,756,001

Net assets
Institutional Shares	$41,864,668	$34,248,603	$31,967,018	$280,881,309	$86,197,893	$116,345,732	$17,082,012
Investor Shares	$1,871,186	$14,474,642	$13,447,995	$25,909,954	$1,509,475	$5,506,457	$3,673,989

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	3,952,263	1,254,531	2,055,927	32,646,612	5,375,234	6,402,361	2,001,494
Investor Shares (no par value, unlimited shares authorized)	179,186	566,820	869,274	3,033,702	103,875	308,289	443,916

Net asset value per share
Institutional Shares	$10.59	$27.30	$15.54	$8.60	$16.04	$18.17	$8.54
Investor Shares	$10.44	$25.54	$15.47	$8.54	$14.53	$17.86	$8.28

*Securities are on loan in the amount of $—, $—, $246,304, $3,185,917, $—, $3,602,441, and $— respectfully.

See accompanying notes to financial statements.

Statement of Operations June 30, 2024

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Investment income
Interest income	$14,109	$75,273	$455,423	$6,674,582	$15,539	$89,708	$14,082
Dividend income (net of foreign tax withheld: $-, $10,600, $18,485, $-, $8,507, $15,609, $796 respectively)	220,417	397,484	927,600	4,691,451	352,413	1,244,308	434,108
Other Income	—	—	—	—	—	—	—
Income from securities lending, net	1	1,683	10,805	38,730	—	4,579	—
Total	234,527	474,440	1,393,828	11,404,763	367,952	1,338,595	448,190

Expenses
Management fees (Note 2)	231,689	203,455	182,428	820,257	442,490	593,348	106,616
Administration fees (Note 2)	21,574	25,261	22,651	127,276	41,202	55,238	9,928
Transfer agent fees	11,025	12,756	11,075	64,791	25,402	48,690	8,706
Accounting services	9,140	8,640	9,577	41,273	13,918	17,000	9,320
Custodian fees	913	999	1,437	12,597	2,142	3,399	631
Legal and audit fees	10,439	9,797	9,898	48,670	15,759	22,794	10,654
CCO fees (Note 2)	1,886	1,922	1,816	16,515	3,498	6,271	1,011
Trustees fees	2,616	2,338	2,036	4,380	3,388	3,784	3,070
Insurance	463	589	509	6,875	1,354	1,615	187
Printing	6,105	7,692	5,684	29,090	14,023	27,904	5,743
Registration and dues	11,961	12,790	12,801	56,044	11,953	13,841	12,284
Investor Class 12b-1 fees (Note 2)	2,457	18,731	18,116	22,918	1,947	6,966	4,513
Total expenses	310,268	304,970	278,028	1,250,686	577,076	800,850	172,663
Less reimbursement from manager (Note 2)	—	—	—	(193,211)	—	—	—
Net expenses	310,268	304,970	278,028	1,057,475	577,076	800,850	172,663
Net investment income/(loss)	(75,741)	169,470	1,115,800	10,347,288	(209,124)	537,745	275,527

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	2,844,819	1,895,419	(796,069)	(92,890)	44,469	2,916,280	184,214
Change in unrealized appreciation/(depreciation) of investments	(478,546)	(2,753,767)	(149,282)	1,167,210	7,914,949	7,038,084	206,506
Net realized and unrealized gain/(loss) on investments	2,366,273	(858,348)	(945,351)	1,074,320	7,959,418	9,954,364	390,720
Net increase/(decrease) in net assets resulting from operations	$2,290,532	$(688,878)	$170,449	$11,421,608	$7,750,294	$10,492,109	$666,247

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Icon Consumer Select Fund		Icon Equity Fund		Icon Equity Income Fund		Icon Flexible Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$(75,741)	$35,367	$169,470	$357,432	$1,115,800	$2,640,823	$10,347,288	$12,452,813
Net realized gain/(loss) from security transactions and foreign currency	2,844,819	2,181,318	1,895,419	1,464,645	(796,069)	(1,156,648)	(92,890)	(4,141,564)
Change in unrealized appreciation/(depreciation) of investments	(478,546)	5,496,392	(2,753,767)	4,579,142	(149,282)	1,122,770	1,167,210	9,279,828
Net increase/(decrease) in net assets resulting from operations	2,290,532	7,713,077	(688,878)	6,401,219	170,449	2,606,945	11,421,608	17,591,077

Distributions to shareholders
Distributions
Institutional Shares	—	(3,078,408)	—	(1,921,717)	(765,033)	(1,984,737)	(9,359,091)	(12,422,492)
Investor Shares	—	(136,367)	—	(710,441)	(305,337)	(819,113)	(642,378)	(669,757)
Institutional Return of capital	—	—	—	—	—	—	—	(21,376)
Investor Return of capital	—	—	—	—	—	—	—	(1,152)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,830,069)	(4,207,098)	(7,644,429)	(4,932,362)	(6,755,718)	(9,915,190)	51,925,862	91,599,736
Total increase/(decrease)	(2,539,537)	291,204	(8,333,307)	(1,163,301)	(7,655,639)	(10,112,095)	53,346,001	96,076,036

Net assets
Beginning of period	46,275,391	45,984,187	57,056,552	58,219,853	53,070,652	63,182,747	253,445,262	157,369,226
End of period	$43,735,854	$46,275,391	$48,723,245	$57,056,552	$45,415,013	$53,070,652	$306,791,263	$253,445,262

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Icon Health & Information Technology Fund		Icon Natural Resources and Infrastructure Fund		Icon Utilities and Income Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$ (209,124)	$(26,568)	$537,745	$1,579,239	$275,527	$745,943
Net realized gain/(loss) from security transactions and foreign currency	44,469	7,898,631	2,916,280	3,197,075	184,214	(941,672)
Change in unrealized appreciation/(depreciation) of investments	7,914,949	3,174,218	7,038,084	6,333,211	206,506	(3,878,854)
Net increase/(decrease) in net assets resulting from operations	7,750,294	11,046,281	10,492,109	11,109,525	666,247	(4,074,583)

Distributions to shareholders
Distributions
Institutional Shares	—	(9,811,110)	—	(6,934,327)	(223,196)	(645,122)
Investor Shares	—	(188,652)	—	(358,293)	(42,287)	(139,570)
Institutional Return of capital	—	—	—	(45,838)	—	—
Investor Return of capital	—	—	—	(2,368)	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(8,347,136)	(5,317,201)	3,056,689	(9,111,717)	(2,870,361)	(7,589,070)
Total increase/(decrease)	(596,842)	(4,270,682)	13,548,798	(5,343,018)	(2,469,597)	(12,448,345)

Net assets
Beginning of period	88,304,210	92,574,892	108,303,391	113,646,409	23,225,598	35,673,943
End of period	$87,707,368	$88,304,210	$121,852,189	$108,303,391	$20,756,001	$23,225,598

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Icon Consumer Select Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	73,935	$786,909	397,610	$3,940,536	280	$2,789	837	$8,195
Shares issued in reinvestment of distributions	—	—	301,895	2,962,686	—	—	13,480	130,482
Shares repurchased	(508,630)	(5,410,091)	(1,097,313)	(10,931,884)	(19,607)	(209,676)	(32,296)	(317,113)
Net increase/(decrease)	(434,695)	$(4,623,182)	(397,808)	$(4,028,662)	(19,327)	$(206,887)	(17,979)	$(178,436)

Icon Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	16,769	$466,129	87,581	$2,336,810	2,135	$56,016	3,368	$85,532
Shares issued in reinvestment of distributions	—	—	68,608	1,809,063	—	—	28,127	691,205
Shares repurchased	(265,442)	(7,349,570)	(275,128)	(7,369,553)	(31,367)	(817,004)	(99,171)	(2,485,419)
Net increase/(decrease)	(248,673)	$(6,883,441)	(118,939)	$(3,223,680)	(29,232)	$(760,988)	(67,676)	$(1,708,682)

Icon Equity Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	126,704	$1,989,240	389,586	$6,175,981	2,443	$38,666	6,005	$95,272
Shares issued in reinvestment of distributions	47,228	767,904	124,712	1,938,440	17,669	275,989	47,856	740,219
Shares repurchased	(462,219)	(7,232,522)	(811,326)	(12,693,814)	(166,170)	(2,594,995)	(393,541)	(6,171,288)
Net increase/(decrease)	$(288,287)	$(4,475,378)	(297,028)	$(4,579,393)	(146,058)	$(2,280,340)	(339,680)	$(5,335,797)

Icon Flexible Bond Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	7,049,980	$60,653,808	13,495,578	$114,301,585	1,395,212	$11,936,679	2,001,838	$16,920,374
Shares issued in reinvestment of distributions	938,589	8,039,616	1,296,985	10,952,076	71,469	607,336	74,559	624,981
Shares repurchased	(2,863,271)	(24,632,914)	(5,224,074)	(44,146,091)	(546,874)	(4,678,663)	(839,249)	(7,053,189)
Net increase/(decrease)	5,125,298	$44,060,510	9,568,489	$81,107,570	919,807	$7,865,352	1,237,148	$10,492,166

Icon Health & Information Technology Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	55,120	$849,669	176,461	$2,664,333	2,065	$28,808	4,135	$55,164
Shares issued in reinvestment of distributions	—	—	681,007	9,500,048	—	—	14,331	181,429
Shares repurchased	(583,622)	(9,019,635)	(1,142,552)	(17,202,334)	(14,685)	(205,978)	(37,821)	(515,841)
Net increase/(decrease)	(528,502)	$(8,169,966)	(285,084)	$(5,037,953)	(12,620)	$(177,170)	(19,355)	$(279,248)

See accompanying notes to financial statements.

Icon Natural Resources and Infrastructure Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	828,034	$14,415,697	521,717	$8,814,144	17,816	$315,315	20,650	$336,196
Shares issued in reinvestment of distributions	—	—	426,553	6,740,790	—	—	21,462	332,935
Shares repurchased	(616,361)	(10,912,834)	(1,442,103)	(23,836,569)	(43,559)	(761,489)	(92,805)	(1,499,213)
Net increase/(decrease)	211,673	$3,502,863	(493,833)	$(8,281,635)	(25,743)	$(446,174)	(50,693)	$(830,082)

Icon Utilities and Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	31,692	$265,976	291,424	$2,627,227	12,176	$100,570	22,828	$206,322
Shares issued in reinvestment of distributions	24,231	206,349	69,018	604,211	3,780	31,216	7,695	64,710
Shares repurchased	(398,722)	(3,304,728)	(1,102,562)	(9,754,801)	(20,736)	(169,744)	(152,482)	(1,336,739)
Net increase/(decrease)	(342,799)	$(2,832,403)	(742,120)	$(6,523,363)	(4,780)	$(37,958)	(121,959)	$(1,065,707)

Statements of Changes in Net Assets (Continued)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Icon Consumer Select Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$10.10		$9.20	$12.06	$10.90	$9.46		$10.75	$10.97
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.02)		0.01	(0.01)	(0.06)	(0.01)		0.03	0.08
Net gain/(loss) on securities (both realized and unrealized)	0.51		1.63	(1.22)	2.54	1.45		(1.09)	(0.23)
Total from investment operations	0.49		1.64	(1.23)	2.48	1.44		(1.06)	(0.15)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.01)	—	—	—		(0.08)	(0.07)
Distributions from capital gains	—		(0.73)	(1.63)	(1.32)	—		(0.15)	—
Total distributions	—		(0.74)	(1.63)	(1.32)	—		(0.23)	(0.07)
Net asset value, end of year or period	$10.59		$10.10	$9.20	$12.06	$10.90		$9.46	$10.75

Total return	4.85	%(d)	18.06%	(10.56)%	22.80%	15.22	%(d)	(10.29)%	(1.26)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$41,865		$44,297	$44,014	$60,747	$53,198		$48,832	$34,578
Ratio of expenses to average net assets:
Before expense reimbursements	1.30	%(e)	1.27%	1.33%	1.32%	1.32	%(e)	1.56%	1.54%
After expense reimbursements(f)	1.30	%(e)	1.27%	1.33%	1.32%	1.32	%(e)	1.52%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.30	)%(e)	0.09%	(0.13)%	(0.48)%	(0.48	)%(e)	0.28%	0.77%
After expense reimbursements	(0.30	)%(e)	0.09%	(0.13)%	(0.48)%	(0.48	)%(e)	0.33%	0.81%
Portfolio turnover	2	%(d)	23%	40%	40%	14	%(d)	82%	28%

Investor Shares(g)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$9.97		$9.10	$11.98	$10.87	$9.44		$10.74	$10.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.03)		(0.02)	(0.04)	(0.09)	(0.02)		—	0.06
Net gain/(loss) on securities (both realized and unrealized)	0.50		1.62	(1.21)	2.52	1.45		(1.08)	(0.24)
Total from investment operations	0.47		1.60	(1.25)	2.43	1.43		(1.08)	(0.18)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—		(0.07)	(0.06)
Distributions from capital gains	—		(0.73)	(1.63)	(1.32)	—		(0.15)	—
Total distributions	—		(0.73)	(1.63)	(1.32)	—		(0.22)	(0.06)
Net asset value, end of year or period	$10.44		$9.97	$9.10	$11.98	$10.87		$9.44	$10.74

Total return(h)	4.71	%(d)	17.83%	(10.81)%	22.40%	15.15	%(d)	(10.46)%	(1.51)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,871		$1,979	$1,971	$2,486	$2,376		$2,484	$1,487
Ratio of expenses to average net assets:
Before expense reimbursements	1.56	%(e)	1.52%	1.57%	1.58%	1.57	%(e)	2.17%	2.24%
After expense reimbursements(f)	1.56	%(e)	1.52%	1.57%	1.58%	1.57	%(e)	1.80%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.54)%	(e)	(0.17)%	(0.36)%	(0.73)%	(0.68)%	(e)	(0.41)%	0.06%
After expense reimbursements	(0.54)%	(e)	(0.17)%	(0.36)%	(0.73)%	(0.68)%	(e)	(0.05)%	0.55%
Portfolio turnover	2	%(d)	23%	40%	40%	14	%(d)	82%	28%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, the ICON Emerging Markets Fund.

(b) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class S.

(c) Calculated based upon average shares outstanding.

(d) Not annualized.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class A.

(h) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$27.68		$25.93	$37.28	$33.57	$28.07		$26.83	$27.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.10		0.19	0.07	(0.07)	(0.02)		(0.03)	(0.02)
Net gain/(loss) on securities (both realized and unrealized)	(0.48)		2.87	(6.61)	9.04	5.52		2.27	0.09
Total from investment operations	(0.38)		3.06	(6.54)	8.97	5.50		2.24	0.07
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.19)	(0.06)	—	—		—	—
Distributions from capital gains	—		(1.12)	(4.75)	(5.26)	—		(1.00)	(0.35)
Total distributions	—		(1.31)	(4.81)	(5.26)	—		(1.00)	(0.35)
Net asset value, end of year or period	$27.30		$27.68	$25.93	$37.28	$33.57		$28.07	$26.83

Total return	(1.37	)%(d)	12.11%	(18.11)%	26.73%	19.59	%(d)	8.27%	0.56%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$34,249		$41,606	$42,057	$59,306	$49,362		$45,176	$12,764
Ratio of expenses to average net assets:
Before expense reimbursements	1.06	%(e)	1.10%	1.12%	1.04%	1.10	%(e)	1.35%	1.53%
After expense reimbursements(f)	1.06	%(e)	1.10%	1.12%	1.04%	1.10	%(e)	1.22%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.70	%(e)	0.70%	0.22%	(0.17)%	(0.28)%	(e)	(0.23)%	(0.36)%
After expense reimbursements	0.70	%(e)	0.70%	0.22%	(0.17)%	(0.28)%	(e)	(0.10)%	(0.08)%
Portfolio turnover	10	%(d)	4%	17%	24%	14	%(d)	65%	31%

Investor Shares(g)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$25.92		$24.35	$35.37	$32.14	$26.89		$25.81	$26.16
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.06		0.11	(0.01)	(0.16)	(0.04)		(0.09)	(0.09)
Net gain/(loss) on securities (both realized and unrealized)	(0.44)		2.69	(6.26)	8.65	5.29		2.17	0.09
Total from investment operations	(0.38)		2.80	(6.27)	8.49	5.25		2.08	—
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.11)	—	—	—		—	—
Distributions from capital gains	—		(1.12)	(4.75)	(5.26)	—		(1.00)	(0.35)
Total distributions	—		(1.23)	(4.75)	(5.26)	—		(1.00)	(0.35)
Net asset value, end of year or period	$25.54		$25.92	$24.35	$35.37	$32.14		$26.89	$25.81

Total return(h)	(1.47	)%(d)	11.83%	(18.34)%	26.42%	19.52	%(d)	7.97%	0.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,475		$15,987	$16,162	$22,689	$20,910		$19,080	$4,894
Ratio of expenses to average net assets:
Before expense reimbursements	1.30	%(e)	1.35%	1.37%	1.29%	1.35	%(e)	1.67%	2.08%
After expense reimbursements(f)	1.30	%(e)	1.35%	1.37%	1.29%	1.35	%(e)	1.46%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.46	%(e)	0.44%	(0.03)%	(0.43)%	(0.52)%	(e)	(0.54)%	(0.92)%
After expense reimbursements	0.46	%(e)	0.44%	(0.03)%	(0.43)%	(0.52)%	(e)	(0.34)%	(0.39)%
Portfolio turnover	10	%(d)	4%	17%	24%	14	%(d)	65%	31%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund.

(b) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class S.

(c) Calculated based upon average shares outstanding.

(d) Not annualized.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class A.

(h) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Income Fund
Institutional Shares(a)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$15.82		$15.83	$20.75	$18.89	$16.44		$18.00	$17.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.35		0.72	0.60	0.42	0.12		0.43	0.50
Net gain/(loss) on securities (both realized and unrealized)	(0.26)		0.05 (c)	(3.36)	4.12	2.72		(1.12)	0.09
Total from investment operations	0.09		0.77	(2.76)	4.54	2.84		(0.69)	0.59
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)		(0.78)	(0.58)	(0.43)	(0.39)		(0.58)	(0.53)
Distributions from capital gains	—		—	(1.58)	(2.25)	—		(0.29)	(0.02)
Total distributions	(0.37)		(0.78)	(2.16)	(2.68)	(0.39)		(0.87)	(0.55)
Net asset value, end of year or period	$15.54		$15.82	$15.83	$20.75	$18.89		$16.44	$18.00

Total return	0.55	%(d)	5.05%	(13.63)%	24.14%	17.25	%(d)	(4.03)%	3.45%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$31,967		$37,083	$41,821	$45,535	$44,345		$42,624	$51,853
Ratio of expenses to average net assets:
Before expense reimbursements	1.06	%(e)	1.09%	1.15%	1.04%	1.06	%(e)	1.30%	1.21%
After expense reimbursements(f)	1.06	%(e)	1.05%	1.00%	1.00%	1.00	%(e)	1.05%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.47	%(e)	4.53%	3.11%	1.87%	2.68	%(e)	2.28%	2.66%
After expense reimbursements	4.47	%(e)	4.56%	3.26%	1.91%	2.72	%(e)	2.53%	2.88%
Portfolio turnover	25	%(d)	43%	78%	25%	7	%(d)	78%	117%

Investor Shares(g)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$15.75		$15.77	$20.73	$18.87	$16.42		$17.96	$17.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.33		0.67	0.54	0.36	0.11		0.38	0.46
Net gain/(loss) on securities (both realized and unrealized)	(0.27)		0.05 (c)	(3.34)	4.12	2.72		(1.12)	0.08
Total from investment operations	0.06		0.72	(2.80)	4.48	2.83		(0.74)	0.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.34)		(0.74)	(0.58)	(0.37)	(0.38)		(0.51)	(0.48)
Distributions from capital gains	—		—	(1.58)	(2.25)	—		(0.29)	(0.02)
Total distributions	(0.34)		(0.74)	(2.16)	(2.62)	(0.38)		(0.80)	(0.50)
Net asset value, end of year or period	$15.47		$15.75	$15.77	$20.73	$18.87		$16.42	$17.96

Total return(h)	0.37	%(d)	4.75%	(13.81)%	23.84%	17.21	%(d)	(4.33)%	3.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$13,448		$15,987	$21,362	$37,994	$37,752		$37,563	$10,852
Ratio of expenses to average net assets:
Before expense reimbursements	1.30	%(e)	1.34%	1.42%	1.29%	1.31	%(e)	1.50%	1.50%
After expense reimbursements(f)	1.30	%(e)	1.30%	1.26%	1.25%	1.25	%(e)	1.29%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.21	%(e)	4.24%	2.74%	1.62%	2.41	%(e)	2.07%	2.38%
After expense reimbursements	4.21	%(e)	4.28%	2.90%	1.66%	2.46	%(e)	2.29%	2.64%
Portfolio turnover	25	%(d)	43%	78%	25%	7	%(d)	78%	117%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Equity Income Fund - Class S.

(b) Calculated based upon average shares outstanding.

(c)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(d) Not annualized.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Equity Income Fund - Class A.

(h) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Flexible Bond Fund
Institutional Shares(a)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$8.56		$8.36	$9.32	$9.39	$9.07		$9.36	$9.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.32		0.53	0.45	0.42	0.10		0.40	0.36
Net gain/(loss) on securities (both realized and unrealized)	0.03		0.23	(0.97)	(0.03)	0.31		(0.28)	0.18
Total from investment operations	0.35		0.76	(0.52)	0.39	0.41		0.12	0.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)		(0.56)	(0.44)	(0.46)	(0.09)		(0.41)	(0.44)
Distributions from return of capital	—		— (c)	— (c)	—	—		—	—
Distributions from capital gains	—		—	—	—	—		—	—
Total distributions	(0.31)		(0.56)	(0.44)	(0.46)	(0.09)		(0.41)	(0.44)
Net asset value, end of year or period	$8.60		$8.56	$8.36	$9.32	$9.39		$9.07	$9.36

Total return	4.29	%(d)	9.24%	(5.63)%	4.17%	4.52	%(d)	1.32%	6.02%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$280,881		$235,493	$150,090	$138,093	$131,094		$141,158	$143,633
Ratio of expenses to average net assets:
Before expense reimbursements	0.88	%(e)	0.84%	0.84%	0.85%	0.86	%(e)	1.01%	0.96%
After expense reimbursements(f)	0.75	%(e)	0.76%	0.76%	0.77%	0.76	%(e)	0.80%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	7.32	%(e)	6.56%	5.10%	4.32%	4.38	%(e)	4.20%	3.70%
After expense reimbursements	7.46	%(e)	6.65%	5.18%	4.40%	4.48	%(e)	4.41%	3.91%
Portfolio turnover	98	%(d)	163%	157%	262%	29	%(d)	133%	144%

Investor Shares(g)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$8.49		$8.30	$9.27	$9.33	$9.02		$9.31	$9.21
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.30		0.51	0.42	0.39	0.10		0.38	0.34
Net gain/(loss) on securities (both realized and unrealized)	0.05		0.22	(0.97)	(0.01)	0.29		(0.28)	0.18
Total from investment operations	0.35		0.73	(0.55)	0.38	0.39		0.10	0.52
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)		(0.54)	(0.42)	(0.44)	(0.08)		(0.39)	(0.42)
Distributions from return of capital	—		— (c)	— (c)	—	—		—	—
Distributions from capital gains	—		—	—	—	—		—	—
Total distributions	(0.30)		(0.54)	(0.42)	(0.44)	(0.08)		(0.39)	(0.42)
Net asset value, end of year or period	$8.54		$8.49	$8.30	$9.27	$9.33		$9.02	$9.31

Total return(h)	4.16	%(d)	9.08%	(5.96)%	4.06%	4.36	%(d)	1.12%	5.76%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$25,910		$17,952	$7,279	$9,318	$10,667		$10,661	$5,733
Ratio of expenses to average net assets:
Before expense reimbursements	1.12	%(e)	1.10%	1.10%	1.10%	1.11	%(e)	1.32%	1.39%
After expense reimbursements(f)	1.00	%(e)	1.01%	1.01%	1.02%	1.01	%(e)	1.05%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	7.00	%(e)	5.97%	4.77%	4.07%	4.13	%(e)	3.90%	3.29%
After expense reimbursements	7.14	%(e)	6.06%	4.86%	4.15%	4.23	%(e)	4.17%	3.68%
Portfolio turnover	98	%(d)	163%	157%	262%	29	%(d)	133%	144%

(a) Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.

(b) Calculated based upon average shares outstanding.

(c) Less than $0.01 per share.

(d) Not annualized.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Flexible Bond Fund - Class A.

(h) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Health & Information Technology Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$14.69		$14.66		$21.65		$21.45		$18.75		$15.46	$17.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.03)		—		(0.05)		(0.14)		(0.03)		(0.09)	(0.04)
Net gain/(loss) on securities (both realized and unrealized)	1.38		1.86		(4.18)		3.94		3.47		4.10	0.35
Total from investment operations	1.35		1.86		(4.23)		3.80		3.44		4.01	0.31
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—		—	—
Distributions from capital gains	—		(1.83)		(2.76)		(3.60)		(0.74)		(0.72)	(2.04)
Total distributions	—		(1.83)		(2.76)		(3.60)		(0.74)		(0.72)	(2.04)
Net asset value, end of year or period	$16.04		$14.69		$14.66		$21.65		$21.45		$18.75	$15.46

Total return	9.12	%(d)	13.43	%(d)	(19.87)%	(d)	17.71	%(d)	18.59%		26.59%	5.12%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$86,198		$86,751		$90,742		$126,017		$125,057		$109,619	$54,263
Ratio of expenses to average net assets:
Before expense reimbursements	1.30	%(e)	1.23	%(e)	1.26	%(e)	1.25	%(e)	1.29	%(d)	1.46%	1.49%
After expense reimbursements(f)	1.30	%(e)	1.23	%(e)	1.26	%(e)	1.25	%(e)	1.29	%(d)	1.46%	1.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.46)%	(e)	(0.03	)%(e)	(0.30)%	(e)	(0.60)%	(e)	(0.53)%	(d)	(0.54)%	(0.25)%
After expense reimbursements	(0.46)%	(e)	(0.03	)%(e)	(0.30)%	(e)	(0.60)%	(e)	(0.53)%	(d)	(0.54)%	(0.25)%
Portfolio turnover	1	%(d)	48	%(d)	39	%(d)	33	%(d)	13	%(f)	67%	92%

Investor Shares(g)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$13.33		$13.49	$20.24	$20.31	$17.80		$14.74	$16.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.05)		(0.04)	(0.09)	(0.19)	(0.04)		(0.13)	(0.07)
Net gain/(loss) on securities (both realized and unrealized)	1.25		1.71	(3.90)	3.72	3.29		3.91	0.30
Total from investment operations	1.20		1.67	(3.99)	3.53	3.25		3.78	0.23
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—		—	—
Distributions from capital gains	—		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)	(2.04)
Total distributions	—		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)	(2.04)
Net asset value, end of year or period	$14.53		$13.33	$13.49	$20.24	$20.31		$17.80	$14.74

Total return(h)	9.00	%(d)	13.10%	(20.07)%	17.37%	18.52	%(d)	26.31%	4.79%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,509		$1,553	$1,833	$3,125	$3,199		$2,948	$1,463
Ratio of expenses to average net assets:
Before expense reimbursements	1.54	%(e)	1.48%	1.52%	1.50%	1.54	%(e)	2.13%	2.30%
After expense reimbursements(f)	1.54	%(e)	1.48%	1.52%	1.50%	1.54	%(e)	1.76%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.70)%	(e)	(0.27)%	(0.57)%	(0.84)%	(0.76)%	(e)	(1.21)%	(1.05)%
After expense reimbursements	(0.70)%	(e)	(0.27)%	(0.57)%	(0.84)%	(0.76)%	(e)	(0.83)%	(0.50)%
Portfolio turnover	1	%(d)	48%	39%	33%	13	%(d)	67%	92%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund.

(b) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund - Class S.

(c) Calculated based upon average shares outstanding.

(d) Not annualized.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund - Class A.

(h) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Natural Resources and Infrastructure Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$16.61		$16.09	$17.74	$13.76	$11.78		$12.49	$16.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.08		0.24	0.17	0.20	0.02		0.08	0.19
Net gain/(loss) on securities (both realized and unrealized)	1.48		1.46	(0.04)	4.01	2.00		(0.59)	(1.80)
Total from investment operations	1.56		1.70	0.13	4.21	2.02		(0.51)	(1.61)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.15)	(0.19)	(0.23)	(0.04)		(0.20)	(0.33)
Distributions from return of capital	—		(0.01)	—	—	—		—	—
Distributions from capital gains	—		(1.02)	(1.59)	—	—		—	(2.02)
Total distributions	—		(1.18)	(1.78)	(0.23)	(0.04)		(0.20)	(2.02)
Net asset value, end of year or period	$18.17		$16.61	$16.09	$17.74	$13.76		$11.78	$12.49

Total return	9.39	%(d)	10.97%	0.38%	30.62%	17.18	%(d)	(4.21)%	(7.63)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$116,346		$102,842	$107,544	$122,465	$104,241		$98,786	$55,353
Ratio of expenses to average net assets:
Before expense reimbursements	1.34	%(e)	1.25%	1.31%	1.28%	1.35	%(e)	1.58%	1.70%
After expense reimbursements(f)	1.34	%(e)	1.25%	1.31%	1.28%	1.35	%(e)	1.48%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.92	%(e)	1.46%	0.98%	1.20%	0.48	%(e)	0.58%	1.33%
After expense reimbursements	0.92	%(e)	1.46%	0.98%	1.20%	0.48	%(e)	0.68%	1.53%
Portfolio turnover	31	%(d)	137%	149%	94%	22	%(d)	133%	111%

Investor Shares(g)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$16.35		$15.86	$17.52	$13.57	$11.64		$12.36	$16.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.06		0.21	0.13	0.17	0.01		0.05	0.16
Net gain/(loss) on securities (both realized and unrealized)	1.45		1.43	(0.05)	3.96	1.97		(0.57)	(1.78)
Total from investment operations	1.51		1.64	0.08	4.13	1.98		(0.52)	(1.62)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.12)	(0.15)	(0.18)	(0.04)		(0.20)	(1.62)
Distributions from return of capital	—		(0.01)	—	—	—		—	—
Distributions from capital gains	—		(1.02)	(1.59)	—	—		—	(2.02)
Total distributions	—		(1.15)	(1.74)	(0.18)	(0.04)		(0.20)	(2.27)
Net asset value, end of year or period	$17.86		$16.35	$15.86	$17.52	$13.57		$11.64	$12.36

Total return(h)	9.24	%(d)	10.73%	0.09%	30.41%	16.96	%(d)	(4.40)%	(7.92)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,506		$5,461	$6,102	$6,888	$5,658		$5,001	$2,733
Ratio of expenses to average net assets:
Before expense reimbursements	1.58	%(e)	1.51%	1.56%	1.52%	1.60	%(e)	2.10%	2.19%
After expense reimbursements(f)	1.58	%(e)	1.51%	1.56%	1.52%	1.60	%(e)	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.68	%(e)	1.25%	0.73%	1.00%	0.30	%(e)	0.05%	0.85%
After expense reimbursements	0.68	%(e)	1.25%	0.73%	1.00%	0.30	%(e)	0.40%	1.29%
Portfolio turnover	31	%(d)	137%	149%	94%	22	%(d)	133%	111%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund.

(b) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class S.

(c) Calculated based upon average shares outstanding.

(d) Not annulaized.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class A.

(h) The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Utilities and Income Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$8.36		$9.79	$10.80	$9.56	$8.99		$10.25	$8.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.11		0.23	0.20	0.22	0.05		0.18	0.26
Net gain/(loss) on securities (both realized and unrealized)	0.18		(1.42)	(0.32)	1.82	0.97		(0.91)	1.45
Total from investment operations	0.29		(1.19)	(0.12)	2.04	1.02		(0.73)	1.71
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.24)	(0.20)	(0.21)	(0.05)		(0.20)	(0.26)
Distributions from capital gains	—		—	(0.69)	(0.59)	(0.40)		(0.33)	(0.05)
Total distributions	(0.11)		(0.24)	(0.89)	(0.80)	(0.45)		(0.53)	(0.31)
Net asset value, end of year or period	$8.54		$8.36	$9.79	$10.80	$9.56		$8.99	$10.25

Total return	3.47	%(d)	(12.25)%	(1.15)%	21.51%	11.42	%(d)	(7.35)%	19.76%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$17,082		$19,590	$30,209	$40,208	$25,430		$25,038	$46,006
Ratio of expenses to average net assets:
Before expense reimbursements	1.58	%(e)	1.45%	1.41%	1.39%	1.47	%(e)	1.63%	1.57%
After expense reimbursements(f)	1.58	%(e)	1.35%	1.23%	1.23%	1.23	%(e)	1.28%	1.22%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.63	%(e)	2.44%	1.72%	1.89%	1.88	%(e)	1.62%	2.38%
After expense reimbursements	2.63	%(e)	2.54%	1.89%	2.06%	2.12	%(e)	1.96%	2.73%
Portfolio turnover	17	%(d)	11%	28%	33%	3	%(d)	24%	144%

Investor Shares(g)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of year	$8.10		$9.58	$10.58	$9.38	$8.83		$10.07	$8.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.10		0.20	0.18	0.19	0.04		0.16	0.23
Net gain/(loss) on securities (both realized and unrealized)	0.18		(1.40)	(0.31)	1.79	0.96		(0.91)	1.43
Total from investment operations	0.28		(1.20)	(0.13)	1.98	1.00		(0.75)	1.66
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.28)	(0.18)	(0.19)	(0.05)		(0.16)	(0.24)
Distributions from capital gains	—		—	(0.69)	(0.59)	(0.40)		(0.33)	(0.05)
Total distributions	(0.10)		(0.28)	(0.87)	(0.78)	(0.45)		(0.49)	(0.29)
Net asset value, end of year or period	$8.28		$8.10	$9.58	$10.58	$9.38		$8.83	$10.07

Total return(h)	3.41	%(d)	(12.56)%	(1.34)%	21.24%	11.33	%(d)	(7.69)%	19.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,674		$3,636	$5,464	$6,152	$4,925		$4,797	$6,052
Ratio of expenses to average net assets:
Before expense reimbursements	1.80	%(e)	1.70%	1.65%	1.65%	1.72	%(e)	1.83%	1.77%
After expense reimbursements(f)	1.80	%(e)	1.60%	1.48%	1.48%	1.48	%(e)	1.53%	1.47%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.45	%(e)	2.19%	1.53%	1.63%	1.65	%(e)	1.45%	2.20%
After expense reimbursements	2.45	%(e)	2.29%	1.70%	1.80%	1.89	%(e)	1.75%	2.50%
Portfolio turnover	17	%(d)	11%	28%	33%	3	%(d)	24%	144%

(a) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Utilities Fund.

(b) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Utilities Fund - Class S.

(c) Calculated based upon average shares outstanding.

(d) Not annualized.

(e) Annualized.

(f) Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g) Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Utilities Fund - Class A.

(h) The total return calculation excludes any sales charges.

ICON Funds Notes to Financial Statements (Unaudited)June 30, 2024

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of ten separate series, seven of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, ICON Health and Information Technology Fund, The ICON Natural Resources Fund, and the ICON Utilities and Income Fund was changed from September 30 to December 31, effective June 30, 2020.

ICON Consumer Select Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 01, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Consumer Discretionary Fund, the ICON Financial Fund, and the ICON Consumer Staples Fund. The ICON Consumer Discretionary Fund and the ICON Financial Fund were reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. The ICON Consumer Staples Fund was reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 31, 2020. All historic performance and financial information presented is that of the ICON Financial Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Financial Fund.

ICON Equity Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 17, 2002. The Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The Fund is the successor fund to three series of ICON Funds, the ICON Fund, the ICON Long/Short Fund, and the ICON Opportunities Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Long/Short Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Long/Short Fund. The ICON Fund and the ICON Long/Short Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Fund.

ICON Equity Income Fund is an open-end diversified series of the Trust. The inception date of the Fund is November 8, 2002. The Fund’s investment objective is to seek modest capital appreciation and income. The Fund is the successor fund to two series of ICON Funds, the ICON Equity Income Fund (the “Predecessor Equity Income Fund”) and the ICON Risk-Managed Balanced Fund, pursuant to reorganizations that that took place after the close of business on July 10, 2020 and September 25, 2020, respectively. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund. The Predecessor Equity Income Fund and the ICON Risk-Managed Balanced Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Income Fund.

ICON Flexible Bond Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 21, 2002. The Fund’s investment objective is to seek maximum total return. The Fund is the successor fund to the ICON Flexible Bond Fund, a series of ICON Funds (the “Predecessor Flexible Bond Fund”), pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the Predecessor Flexible Bond Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Flexible Bond Fund. The Predecessor Flexible Bond Fund also had Class C shares, each of which were reorganized into the Investor Class of the ICON Flexible Bond Fund.

ICON Health and Information Technology Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is February 19, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to two series of ICON Funds, the ICON Information Technology Fund and the ICON Healthcare Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Information Technology Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Information Technology Fund.

ICON Natural Resources and Infrastructure Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is May 5, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Energy Fund, the ICON Natural Resources Fund, and the ICON Industrials Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Natural Resources Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Natural Resources Fund. The ICON Energy Fund and the ICON Natural Resources Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Natural Resources and Infrastructure Fund.

ICON Utilities and Income Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 9, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Utilities Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Utilities Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Utilities Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifiication Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Investments in mutual funds are valued at that fund’s net asset value. Asset-backed securities (ABS) are valued by an independent pricing service using market-based measurements that are processed through a rules-based pricing application and represent the good faith determination as to what the holder may receive in an orderly transaction for an institutional round lot position (typically 1MM or greater current value USD or local currency equivalent). Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

ICON Funds Notes to Financial Statements (Unaudited) (Continued)June 30, 2024

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Pricing Committee of the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT and MLP distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

The ICON Consumer Select Fund, ICON Equity Income Fund, ICON Health and Information Technology Fund, ICON Natural Resources & Infrastructure Fund, and ICON Utilities and Income Fund seek to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause such Fund to underperform the overall stock market. Refer to each Fund’s Portfolio of Investments for instances where these concentration might exist as of December 31, 2023.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

ICON Funds Notes to Financial Statements (Unaudited) (Continued)June 30, 2024

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Fund’s 2022 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at June 30, 2024 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	$43,868,753	$—	$—	$43,868,753
ICON Equity Fund	48,787,831	—	—	48,787,831
ICON Equity Income Fund	35,695,457	10,028,292	—	45,723,749
ICON Flexible Bond Fund	71,409,545	235,577,100	—	306,986,645
ICON Health and Information Technology Fund	87,837,295	—	—	87,837,295
ICON Natural Resources & Infrastructure Fund	125,802,702	—	—	125,802,702
ICON Utilities and Income Fund	20,769,165	—	—	20,769,165

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 3 during the year.

(b)All publicly traded common stocks, preferred stocks, and investments in investment companies held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate debt and asset-backed securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(l) Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

(m) LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain. The sunset date for the transition is December 31, 2024.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

ICON Funds Notes to Financial Statements (Unaudited) (Continued)June 30, 2024

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Fees waived or reimbursed for the affected Funds for the six-month period ended June 30, 2024 are disclosed in the Statements of Operations. The contractual expense limitations expiring May 1, 2025 are as follows:

	Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
ICON Flexible Bond Fund	0.75%	1.00%	5/1/25

At December 31, 2023, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $750,124. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/2024	Expires 12/31/2025	Expires 12/31/2026	Total
ICON Equity Income Fund	$33,805	$112,874	$22,138	$168,817
ICON Flexible Bond Fund	115,484	123,960	163,722	403,166
ICON Utilities and Income Fund	64,960	73,231	29,950	168,141
Total	$214,249	$310,065	$215,810	$740,124

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2024 the following were incurred:

Fund	Investor Class 12b-1 Fees
ICON Consumer Select Fund	$2,457
ICON Equity Fund	$18,731
ICON Equity Income Fund	$18,116
ICON Flexible Bond Fund	$22,918
ICON Health and Information Technology Fund	$1,947
ICON Natural Resources & Infrastructure Fund	$6,966
ICON Utilities and Income Fund	$4,513

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2024 were as follows:

Fund	Purchases	Sales
ICON Consumer Select Fund	$1,097,093	$6,263,783
ICON Equity Fund	4,941,657	5,635,457
ICON Equity Income Fund	10,340,406	14,158,317
ICON Flexible Bond Fund	186,538,157	119,363,402
ICON Health and Information Technology Fund	1,283,052	9,036,831
ICON Natural Resources & Infrastructure Fund	36,321,513	33,740,605
ICON Utilities and Income Fund	3,645,744	3,863,652

ICON Funds Notes to Financial Statements (Unaudited) (Continued)June 30, 2024

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
ICON Equity Fund	$(208,431)	$208,431
ICON Equity Income Fund	(2,329)	2,329
ICON Flexible Bond Fund	(36,742)	36,742
ICON Health and Information Technology Fund	(25,983)	25,983
ICON Natural Resources & Infrastructure Fund	(745,169)	745,169
ICON Utilities and Income Fund	(8,672)	8,672

The reclassification of net assets consists primarily of net operating losses, taxable overdistributions, and prior year tax return adjustments impacting distributable earnings.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2023 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ICON Consumer Select Fund	$37,192,487	$10,440,369	$(1,145,917)	$9,294,452
ICON Equity Fund	42,026,351	18,064,306	(1,624,813)	16,439,493
ICON Equity Income Fund	54,105,090	3,096,286	(1,712,458)	1,383,828
ICON Flexible Bond Fund	259,565,736	1,925,534	(5,406,278)	(3,480,744)
ICON Health and Information Technology Fund	76,197,806	16,449,850	(4,068,627)	12,381,223
ICON Natural Resources & Infrastructure Fund	104,031,056	14,613,730	(4,328,259)	10,285,471
ICON Utilities and Income Fund	24,295,081	1,438,597	(2,390,693)	(952,096)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2023 was as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
ICON Consumer Select Fund	$—	$1,415,227	$9,294,452	$(2,798,008)	$7,911,669
ICON Equity Fund	—	—	16,439,493	(814,059)	15,625,434
ICON Equity Income Fund	107,065	—	1,383,828	(2,336,470)	(845,577)
ICON Flexible Bond Fund	—	—	(3,480,744)	(11,882,396)	(15,353,140)
ICON Health and Information Technology Fund	—	4,418,881	12,381,223	—	16,800,104
ICON Natural Resources & Infrastructure Fund	—	—	10,285,471	(209,180,775)	(198,895,304)
ICON Utilities and Income Fund	9,545	—	(952,096)	(1,252,416)	(2,194,967)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to partnership investment and investment in trust preferred securities.

During the current year the ICON Natural Resources & Infrastructure Fund deferred $2,309,380 of short-term post-October capital losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of December 31, 2023, available to offset future capital gains, if any, are as follows:

	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Health & Information Technology Fund	ICON Natural Resources & Infrastructure Fund***	ICON Utilities and Income Fund
Long Term with no Limitation with no Limit	$—	$—	$1,372,655	$6,525,187	$—	$—	$1,081,458
Short Term with no Limitation with no Limit	—	—	963,815	5,357,209	—	—	170,958
Long Term Subject to Annual Limitation	776,485	—	—	—	—	118,651,792	—
Short Term Subject to Annual Limitation	2,021,525	814,059	—	—	—	88,028,615	—
Total	$2,798,010	$814,059	$2,336,470	$11,882,396	$—	$206,680,407	$1,252,416
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2023	$270,264	$133,945	$—	$—	$203,390	$678,984	$—

*Subject to annual limitation of $270,264 under §382 of the Code through December 31, 2032, $252,613 for the year ending December 31, 2033 and $113,021 for the year ending December 31, 2024.

ICON Funds Notes to Financial Statements (Unaudited) (Continued)June 30, 2024

**Subject to annual limitation of $133,945 under §382 of the Code through December 31, 2029, and $10,389 for the year ending December 31, 2030.

***Subject to annual limitation of $678,984 under §382 of the Code through December 31, 2026, $644,536 through December 31, 2027, $577,350 through December 31, 2380, and $194,965 for the year ending December 31, 2381.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital(b)	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
ICON Consumer Select Fund	December 31, 2023	109,489	—	3,105,286	—	3,214,775
	December 31, 2022	78,909	—	7,000,093	—	7,079,002
ICON Equity Fund	December 31, 2023	565,863	—	2,066,294	—	2,632,157
	December 31, 2022	98,512	—	9,400,473	—	9,498,985
ICON Equity Income Fund	December 31, 2023	2,804,143	—	—	—	2,804,143
	December 31, 2022	2,157,338	—	5,999,877	—	8,157,215
ICON Flexible Bond Fund	December 31, 2023	13,092,250	22,528	—	—	13,114,778
	December 31, 2022	7,234,449	163,907	—	—	7,398,356
ICON Health and Information Technology Fund	December 31, 2023	—	—	9,999,761	—	9,999,761
	December 31, 2022	2,957,771	—	12,225,203	—	15,182,974
ICON Natural Resources & Infrastructure Fund	December 31, 2023	4,411,864	48,206	2,880,755	—	7,340,825
	December 31, 2022	6,628,318	—	5,128,630	—	11,756,948
ICON Utilities and Income Fund	December 31, 2023	784,692	—	—	—	784,692
	December 31, 2022	711,198	—	2,446,596	—	3,157,794

(a)The Funds designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2023.

(b)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated September 29, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the First American Government Obligations Fund – Class X. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of June 30, 2024, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
ICON Equity Income Fund:	$246,304	$251,650
ICON Flexible Bond Fund:	$3,185,917	$3,248,644
ICON Natural Resources & Infrastructure:	$3,602,441	$3,797,500

*The cash collateral received was invested in the First American Government Obligations Fund – Class X as shown on Portfolios of Investments.

Note 6 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200 Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The renumeration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form .

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•	The Investment Advisory Agreement dated October 11, 2016, between SCM Trust, on behalf of the Shelton International Select Equity Fund (the “International Select Equity Fund”) and the Shelton Tactical Credit Fund (the “Tactical Credit Fund”) (each a “Fund” and together with the Shelton Emerging Markets Fund, the “Funds”), and Shelton Capital Management (“Shelton Capital” or “SCM”); and
•	The Investment Advisory Agreement dated February 6, 2020, between SCM Trust, on behalf of the Shelton Emerging Markets Fund (the “Emerging Markets Fund”), and Shelton Capital Management (collectively, the “SCM Advisory Agreements”).

At a meeting held on March 7-8, 2024, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the SCM Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital and third-party sources. This information, together with other information provided by Shelton Capital, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided to the Emerging Markets, the International Select Equity Fund, and the Tactical Credit Fund by Shelton Capital, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; compliance; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the SCM Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and, noting Shelton Capital’s additions over recent years, determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and Shelton Capital’s commitment to these programs; each of their efforts to keep the Trustees informed; and Shelton Capital’s attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to performing its duties under the SCM Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the periods ended December 31, 2023:

•	For the Emerging Markets Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 5-year and 10-year periods, and in the second highest performing quartile over the 1-year and 3-year periods.
•	For the Shelton International Select Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 5-year period, and in the lowest performing quartile over the 1-year and 3-year periods.
•	For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period, in the second highest performing quartile over the 3-year period, in the second lowest performing quartile over the 5-year period, and in the lowest performing quartile over the 1-year period.

The Board ultimately concluded that Shelton Capital’s performance records in managing the applicable Funds were satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s continued management under the applicable SCM Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged by the Shelton International Select Equity Fund was higher than the Fund’s peer category median, the Shelton Emerging Markets Fund’s maximum management fee was higher than its peer category median, and the Shelton Tactical Credit Fund’s maximum management fee was higher than the Fund’s peer category median.

The Board also observed that except for the Institutional Class of the Shelton Tactical Credit Fund, each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were higher than the relevant Fund’s peer category median.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by certain Funds. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the Funds. The Board also reviewed the resulting level of profits to SCM, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that Shelton Capital has sufficient resources to continue to provide the services that shareholders in the Funds require. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and may extend those limits in the future.

The Board also considered whether Shelton Capital receives any material indirect benefits from managing the Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each Fund’s cost structure and level of profits for Shelton Capital, were reasonable and that economies of scale and material indirect benefits, to the extent present with respect to a Fund, were of value to the Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the SCM Advisory Agreements, the Board had received sufficient information to renew and approve the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each SCM Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each applicable Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds, and that the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, was in the best interests of each Fund and its shareholders.

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•	Investment Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Advisory Agreement”); and
•	Investment Sub-Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Sub-Advisory Agreement”) (collectively, the “ICON Advisory Agreements”).

At a meeting held on March 7-8, 2024, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the ICON Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital, ICON, and third-party sources. This information, together with other information provided by Shelton Capital and ICON, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital and ICON to the series of SCM Trust for which ICON serves as the investment sub-adviser (collectively, the “ICON Funds”), including reports on each ICON Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; compliance shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital and ICON to the ICON Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each ICON Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital and ICON, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each ICON Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the ICON Advisory Agreements with Shelton Capital and ICON representatives, and in a private session with independent legal counsel at which representatives of SCM and ICON were not present. In deciding to approve the renewal of the ICON Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

ICON, its personnel and its resources. The Board considered the depth and quality of ICON’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at ICON. The Board determined that ICON was adequately managing matters related to the ICON Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s and ICON’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital and ICON had the quality and depth of personnel and investment methods necessary to performing its duties under the applicable ICON Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital and ICON, respectively, were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the Institutional Class of each ICON Fund for the periods ended December 31, 2023:

•	For the Consumer Select Fund, it was noted that the Fund was in the highest performing quartile relative to its peer category over the 1-year period, the second highest performing quartile over the 5-year period, and the second lowest performing quartile over the 3-year and 10-year periods.
•	For the ICON Equity Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 3-year period, in the second highest performing quartile over the 5-year period, and in the lowest performing quartile over the 1-year and 10-year periods.
•	For the ICON Equity Income Fund, it was noted that the performance of the Fund was in the second lowest performing quartile over the 3-year and 10-year periods, and in the lowest performing quartile over the 1-year and 3-year periods.
•	For the ICON Health and Information Technology Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 3-year, 5-year, and 10-year periods, and in the lowest performing quartile for the 1-year period.

•	For the ICON Natural Resources and Infrastructure Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.
•	For the ICON Utilities and Income Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 10-year period, and in the second lowest performing quartile over the 5-year period, and the lowest performing quartile in the 1-year and 3-year periods.
•	For the ICON Flexible Bond Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year, 5-year, and 10-year periods and in the second highest performing quartile over the 1-year period.

The Board received an explanation of the reasons underlying the performance of the lower performing Funds and Shelton Capital and ICON articulated a strategy for improving performance of these Funds. The Board ultimately concluded that Shelton Capital’s and ICON’s performance records in managing the applicable Funds were satisfactory, supporting the determination that Shelton Capital’s and ICON’s continued management under the applicable ICON Advisory Agreement would be consistent with the best interests of each ICON Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged to the ICON Equity Fund was equal to the Fund’s peer category median, and that the maximum management fee charged to each other ICON Fund was higher than the ICON Funds’ respective peer category medians.

The Board also observed that except for the Institutional Classes of the ICON Equity Fund, and ICON Flexible Bond Fund, each ICON Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were higher than the category median for other comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital and ICON regarding fees charged to other clients utilizing a strategy similar to that employed by an ICON Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s and ICON’s other clients employing a comparable strategy to each applicable ICON Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such ICON Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s and ICON’s costs of providing services to the ICON Funds. The Board also reviewed the resulting level of profits to Shelton Capital and ICON, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital and ICON.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s and ICON’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the ICON Funds require. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain ICON Funds so that those Funds do not exceed their respective specified operating expense limitations and may extend those limits in the future.

The Board also considered whether Shelton Capital and ICON receive any material indirect benefits from managing the ICON Funds, noting the soft dollars benefits accrued to ICON.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each ICON Fund’s cost structure and level of profits for Shelton Capital and ICON, respectively, were reasonable and that economies of scale and material indirect benefits, to the extent present with respect to an ICON Fund, were of value to the ICON Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each ICON Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each ICON Advisory Agreement, the Board had received sufficient information to renew and approve the applicable ICON Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each ICON Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each ICON Fund and its shareholders, that each ICON Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital and ICON by the ICON Funds, as applicable, and that the renewal of each ICON Advisory Agreement was in the best interests of each ICON Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees during the period.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable to this Report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)
Date:	September 9, 2024

By:	/s/ William P. Mock
William P. Mock
Treasurer (Principal Financial Officer)
Date:	September 9, 2024